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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710, Denver, CO 80265
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Semi-Annual Report

February 29, 2016

California Tax-Free Income Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

(800) 955-9988

www.sheltoncap.com
email us at info@sheltoncap.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	February 29, 2016

About Your Fund’s Expenses	2
Top Holdings and Sector Breakdowns	4
Portfolio of Investments	8
Statements of Assets & Liabilities	27
Statements of Operations	30
Statements of Changes in Net Assets	33
Financial Highlights	38
Notes to Financial Statements	49
Board of Trustees and Executive Officers	56
Board Approval of the Advisory Agreement and Sub-Advisory Agreement	57

About Your Fund’s Expenses (Unaudited) February 29, 2016

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees if any, and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Funds’ costs in two ways:

Actual fund return - This line helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from a Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% Return - This line is intended to help you compare a Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. None of the Funds charge a sales load. Therefore, the information under the heading “Based on Hypothetical 5% Return before expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about a Fund’s expenses, including annual expense ratios since inception, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,025	$ 3.57	0.71%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.57	0.71%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,022	$ 3.72	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.72	0.74%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,019	$ 6.22	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.22	1.24%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,002	$ 2.94	0.59%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.97	0.59%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 5.42	1.09%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.47	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 0.70	0.14%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,024	$ 0.70	0.14%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 0.70	0.14%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,024	$ 0.70	0.14%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 990	$ 1.78	0.36%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,023	$ 1.81	0.36%
K Shares
Based on Actual Fund Return	$ 1,000	$ 988	$ 4.25	0.86%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 4.32	0.86%

About Your Fund’s Expenses (Unaudited) February 29, 2016 (Continued)

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period*	Net Annual Expense Ratio
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 953	$ 2.82	0.58%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.92	0.58%
K Shares
Based on Actual Fund Return	$ 1,000	$ 951	$ 5.24	1.08%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.42	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 949	$ 3.59	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.72	0.74%
K Shares
Based on Actual Fund Return	$ 1,000	$ 946	$ 6.00	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.22	1.24%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 988	$ 3.90	0.79%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.97	0.79%
K Shares
Based on Actual Fund Return	$ 1,000	$ 986	$ 6.37	1.29%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.48	1.29%
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 879	$ 4.67	1.00%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.02	1.00%
K Shares
Based on Actual Fund Return	$ 1,000	$ 877	$ 7.00	1.50%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.53	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 987	$ 2.42	0.49%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,023	$ 2.46	0.49%
K Shares
Based on Actual Fund Return	$ 1,000	$ 985	$ 4.89	0.99%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 4.97	0.99%
Shelton Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 983	$ 6.46	1.31%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 6.57	1.31%

*

Expenses are equal to the Fund’s expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the fiscal year.

Top Holdings and Sector Breakdowns (Unaudited)	February 29, 2016

California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	EAST SIDE UNION HIGH SCHOOL DISTRICT	General Obligation Refunding Bonds (2012 Crossover); 2006	$3,734,247	4.3%
2	CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD	Lease Revenue Bonds; 2009 Series I-1	3,518,190	4.0%
3	RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY	Lease Revenue Bonds; 2008 Series A	3,349,350	3.8%
4	CALIFORNIA, STATE OF	Tax-Exempt Various Purpose General Obligation Bonds	3,202,500	3.7%
5	LOS RIOS COMMUNITY COLLEGE DISTRICT	General Obligation Bonds; 2008 Election, Series B	2,907,525	3.3%
6	CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY	Revenue Bonds (University of Southern California); Series 2009A	2,771,725	3.2%
7	MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT	General Obligation Bonds; Election of 2008, Series 2013A	2,711,828	3.1%
8	EAST BAY MUNICIPAL UTILITY DISTRICT	Water System Revenue Bonds; 2015 Series B	2,606,309	3.0%
9	LOS ANGELES, CITY OF	General Obligation Refunding Bonds; Series 2012-A	2,426,660	2.8%
10	WILLIAM S. HART UNION HIGH SCHOOL DISTRICT	General Obligation Bonds; 2001 Election, Series B	2,348,542	2.7%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	2/15/2022	$ 2,896,521	12.6%
2	United States Treasury Note	11/15/2018	2,694,434	11.7%
3	United States Treasury Note	6/30/2017	2,558,350	11.1%
4	United States Treasury Note	8/15/2023	2,349,145	10.2%
5	United States Treasury Note	2/15/2021	2,114,455	9.2%
6	United States Treasury Note	8/15/2020	2,016,486	8.8%
7	United States Treasury Note	2/15/2019	2,001,791	8.7%
8	United States Treasury Note	3/31/2018	1,876,395	8.2%
9	United States Treasury Bond	5/15/2038	1,793,746	7.8%
10	Government National Mortgage Association	11/20/2044	821,898	3.6%

Short-Term U.S. Government Bond Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Note	1/31/2019	$ 1,414,327	19.5%
2	United States Treasury Note	1/31/2017	1,402,516	19.4%
3	United States Treasury Note	1/31/2018	1,402,297	19.4%
4	United States Treasury Note	7/31/2017	1,023,027	14.1%
5	United States Treasury Note	6/15/2018	1,006,973	13.9%
6	United States Treasury Note	6/30/2016	802,821	11.1%
7	Government National Mortgage Association	11/20/2034	117,534	1.6%
8	Government National Mortgage Association	6/20/2034	69,772	1.0%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 29, 2016

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	3/10/2016	$ 21,398,619	29.4%
2	United States Treasury Bill	3/3/2016	18,699,759	25.7%
3	United States Treasury Bill	5/19/2016	16,786,075	23.1%
4	United States Treasury Bill	5/5/2016	8,595,171	11.8%
5	United States Treasury Bill	4/28/2016	4,898,088	6.7%
6	United States Treasury Bill	8/18/2016	1,397,306	1.9%
7	United States Treasury Bill	3/31/2016	999,766	1.4%

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 4,226,321	3.3%
2	Microsoft Corp	3,132,325	2.5%
3	Alphabet Inc	2,946,668	2.3%
4	Exxon Mobil Corp	2,522,961	2.0%
5	Johnson & Johnson	2,204,991	1.7%
6	General Electric Co	2,200,914	1.7%
7	Berkshire Hathaway Inc	1,810,351	1.4%
8	AT&T Inc	1,702,878	1.3%
9	Facebook Inc	1,684,311	1.3%
10	Wells Fargo & Co	1,650,833	1.3%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Federal Realty Investment Trust	$ 966,388	0.8%
2	Alaska Air Group Inc	931,436	0.7%
3	Jarden Corporation	906,363	0.7%
4	Foot Locker Inc	879,625	0.7%
5	Acuity Brands Inc	869,973	0.7%
6	Mettler-Toledo International Inc	860,964	0.7%
7	UDR Inc	839,369	0.7%
8	Everest Re Group, Ltd	834,049	0.7%
9	Hologic Inc	831,605	0.7%
10	LKQ Corporation	801,256	0.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 29, 2016

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Treasury Bill 0% 6/2/2016	$ 599,189	1.3%
2	Piedmont Natural Gas Company Inc	395,492	0.8%
3	Heartland Payment Systems Inc	288,322	0.6%
4	ViaSat Inc	272,618	0.6%
5	ABIOMED Inc	261,872	0.6%
6	Take-Two Interactive Software Inc	255,493	0.5%
7	New Jersey Resources Corp	249,160	0.5%
8	Healthcare Realty Trust Inc	244,931	0.5%
9	Southwest Gas Corp	242,414	0.5%
10	EMCOR Group Inc	241,370	0.5%

Shelton Core Value Fund

Security		Market Value	Percentage of Total Investment
1	Sprouts Farmers Market Inc	$ 7,404,800	4.5%
2	JPMorgan Chase & Co	6,091,547	3.7%
3	Chevron Corp	4,449,356	2.7%
4	Ford Motor Co	4,228,380	2.5%
5	Anthem Inc	4,221,287	2.5%
6	Wells Fargo & Co	4,123,752	2.5%
7	Microsoft Corp	3,955,054	2.4%
8	AmerisourceBergen Corporation	3,950,911	2.4%
9	Procter & Gamble Co/The	3,820,198	2.3%
10	3M Co	3,735,388	2.3%

European Growth & Income Fund

Security		Market Value	Percentage of Total Investment
1	Nestle SA	$ 524,788	6.2%
2	Novartis AG	508,934	6.0%
3	Roche Holding AG	498,826	5.9%
4	Bayer AG	426,520	5.1%
5	AXA SA	415,560	4.9%
6	Anheuser-Busch InBev SA/NV	412,550	4.9%
7	Siemens AG	345,861	4.1%
8	British American Tobacco PLC	336,784	4.0%
9	Royal Dutch Shell PLC	333,869	4.0%
10	GlaxoSmithKline PLC	311,294	3.7%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 29, 2016

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 24,520,777	9.5%
2	Alphabet Inc	17,516,891	6.8%
3	Microsoft Corp	17,106,873	6.7%
4	Facebook Inc	13,865,598	5.4%
5	Amazon.com Inc	12,224,504	4.8%
6	Comcast Corporation	8,333,672	3.2%
7	Intel Corp	8,072,863	3.1%
8	Cisco Systems Inc	7,641,183	3.0%
9	Gilead Sciences Inc	7,348,456	2.9%
10	Amgen Inc	6,191,172	2.4%

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investment
1	First Solar Inc	$ 1,724,880	5.5%
2	Canadian Solar Inc	1,411,740	4.5%
3	Vestas Wind Systems A/S	1,411,250	4.5%
4	SunPower Corp	1,114,864	3.6%
5	Alphabet Inc	1,004,789	3.2%
6	International Business Machines Corp	982,725	3.2%
7	Trina Solar Ltd	976,660	3.1%
8	Universal Display Corp	955,600	3.1%
9	Pattern Energy Group Inc	865,980	2.8%
10	Applied Materials Inc	860,472	2.8%

California Tax-Free Income Fund	Portfolio of Investments (Unaudited)	2/29/2016

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Municipal Bonds (97.08%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds; 2006 Series F	$500,000	5.000%	4/1/2031	$501,890
San Francisco Bay Area Toll Bridge Revenue Bonds; 2009 Series F-1	2,000,000	5.000%	4/1/2034	2,259,440
CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	3,000,000	6.125%	11/1/2029	3,518,190
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	5/1/2019	1,134,190
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/1/2038	2,771,725
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Revenue Bonds (St. Joseph Health System); Series 2013C	1,000,000	5.000%	10/15/2019	1,144,030
CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/1/2030	1,210,572
CALIFORNIA, STATE OF
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000%	4/1/2038	3,202,500
CAMPBELL UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2009	2,000,000	5.000%	8/1/2030	2,285,000
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	6/1/2026	2,606,309
EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	9/1/2023	3,734,247
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	8/1/2027	1,491,080
LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	8/15/2023	1,230,780
LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	8/1/2028	1,062,713
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	7/1/2021	1,209,910
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	7/1/2023	1,874,805
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	7/1/2018	1,652,700
Power System Revenue Bonds; 2013 Series A	500,000	5.000%	7/1/2017	530,080
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	7/1/2037	2,320,525
LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	9/1/2021	2,426,660
Wastewater System Revenue Bonds; Series 2015-A	500,000	5.000%	6/1/2044	586,805
LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000%	8/1/2023	342,229
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	8/1/2032	2,907,525
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	7/1/2035	1,124,630
MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	7/1/2020	584,495
MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	8/1/2034	2,711,828
PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	6/1/2020	1,357,517
PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	8/1/2018	1,104,910
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	9/1/2020	1,566,065
REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	5/15/2029	1,126,854
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	3,000,000	6.000%	5/1/2022	3,349,350
ROSEVILLE FINANCE AUTHORITY
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	2/1/2025	912,900

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/2016

Security Description	Par Value	Rate	Maturity	Value (Note 1)
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	$1,000,000	5.000%	2/15/2024	$1,156,590
SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement Revenue Bonds; 2006 Series A	2,000,000	5.000%	12/1/2036	2,068,620
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	1,000,000	5.250%	7/1/2024	1,243,900
SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FINANCING AUTHORITY
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,619,636
SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	8/1/2027	1,436,590
SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	6/15/2033	1,068,660
General Obligation Refunding Bonds; Series 2011-R1	1,550,000	5.000%	6/15/2016	1,571,328
Second Series Revenue Refunding Bonds; Series 2010C-E	500,000	5.000%	5/1/2020	583,310
SAN FRANCISCO, PUBLIC UTILITIES COMMISSION OF THE CITY AND COUNTY OF
Power Revenue Bonds; 2015 Series A	355,000	5.000%	11/1/2030	436,061
Whitewater Revenue Bonds; 2013 Series A	700,000	4.000%	10/1/2021	813,645
SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,463,861
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	4/1/2037	2,085,140
SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	2,065,000	5.000%	11/15/2016	2,129,986
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	4/1/2034	1,199,200
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	8/1/2029	1,596,950
SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2006, Series A	2,000,000	5.000%	8/1/2032	2,126,380
SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Unrefunded; Election 2002 Series B	220,000	5.000%	8/1/2027	220,761
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	7/1/2023	1,164,830
WEST VALLEY-MISSION COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2004, 2006 Series A (Refunded)	1,680,000	5.000%	8/1/2030	1,712,693
General Obligation Bonds; Election of 2004, 2006 Series A (Non-Refunded)	320,000	5.000%	8/1/2030	325,568
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	9/1/2029	2,348,542
YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000%	9/1/2038	1,376,436

Total Municipal Bonds (Cost $80,028,259)				85,591,141

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/2016

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Variable Rate Demand Notes* (1.81%)

IRVINE, CITY OF
Assessment District No. 94-13 Limited Obligation Improvement Bonds; Adjustable Rate Series	$1,600,000	0.010%	3/2/2016	$1,600,000

Total Variable Rate Demand Notes (Cost $1,600,000)				1,600,000

Total Investments (Cost $81,628,259) (a) (98.89%)				$87,191,141
Other Net Assets (1.11%)				980,387
Net Assets (100.00%)				$88,171,528

(a) Aggregate cost for federal income tax purposes is $81,586,848. At February 29, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$5,693,997
Unrealized depreciation	(89,704)
Net unrealized appreciation	$5,604,293

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

* Stated maturity reflects next reset date.

U.S. Government Securities Fund	Portfolio of Investments (Unaudited)	2/29/2016

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (8.90%)
	$989	6.000%	5/15/2016	$990
	3,258	10.000%	9/15/2018	3,319
	108,277	5.000%	7/15/2020	114,158
	52,181	5.500%	1/15/2025	58,525
	175,133	6.000%	1/15/2026	197,954
	339,092	5.500%	4/15/2036	384,597
	297,691	5.000%	3/15/2038	331,947
	127,582	6.000%	6/15/2038	144,325
	775,967	3.500%	11/20/2044	821,898
Total Government National Mortgage Association (Cost $1,912,457)				2,057,713

United States Treasury Notes (82.67%)
	600,000	1.500%	6/30/2016	602,116
	2,500,000	2.500%	6/30/2017	2,558,350
	1,800,000	2.875%	3/31/2018	1,876,395
	2,500,000	3.750%	11/15/2018	2,694,434
	1,900,000	2.750%	2/15/2019	2,001,791
	1,900,000	2.625%	8/15/2020	2,016,486
	1,900,000	3.625%	2/15/2021	2,114,455
	2,800,000	2.000%	2/15/2022	2,896,521
	2,200,000	2.500%	8/15/2023	2,349,145
Total United States Treasury Notes (Cost $18,570,792)				19,109,693

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/2016

Security Description	Par Value	Rate	Maturity	Value (Note 1)
United States Treasury Bonds (7.76%)
	$1,300,000	4.500%	5/15/2038	$1,793,746
Total United States Treasury Bonds (Cost $1,547,261)				1,793,746

Total Investments (Cost $22,030,510) (a) (99.33%)				$22,961,152
Other Net Assets (0.67%)				154,951
Net Assets (100.00%)				$23,116,103

(a) Aggregate cost for federal income tax purposes is $22,030,510. At February 29, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$930,726
Unrealized depreciation				(84)
Net unrealized appreciation				$930,642

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments (Unaudited)	2/29/2016

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (2.58%)
	$67,618	2.250%	6/20/2034	$69,772
	113,893	2.000%	11/20/2034	117,534
Total Government National Mortgage Association (Cost $182,426)				187,306

United States Treasury Notes (97.13%)
	800,000	1.500%	6/30/2016	802,821
	1,400,000	0.875%	1/31/2017	1,402,516
	1,000,000	2.375%	7/31/2017	1,023,027
	1,400,000	0.875%	1/31/2018	1,402,297
	1,000,000	1.125%	6/15/2018	1,006,973
	1,400,000	1.250%	1/31/2019	1,414,327
Total United States Treasury Notes (Cost $7,035,871)				7,051,961

Total Investments (Cost $7,218,297) (a) (99.71%)				7,239,267
Other Net Assets (0.29%)				20,939
Net Assets (100.00%)				$7,260,206

(a) Aggregate cost for federal income tax purposes is $7,218,297. At February 29, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$21,883
Unrealized depreciation				(913)
Net unrealized appreciation				$20,970

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

See accompanying notes to financial statements.

The United States Treasury Trust	Portfolio of Investments (Unaudited)	2/29/2016

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bills, DN (b) (99.94%)
	$18,700,000	3/3/2016	$18,699,759
	21,400,000	3/10/2016	21,398,619
	1,000,000	3/31/2016	999,766
	4,900,000	4/28/2016	4,898,088
	8,600,000	5/5/2016	8,595,171
	16,800,000	5/19/2016	16,786,075
	1,400,000	8/18/2016	1,397,306
Total United States Treasury Bills, DN (Cost $72,774,784)			72,774,784

Total Investments (Cost $72,774,784) (a) (99.94%)			72,774,784
Other Net Assets (0.06%)			43,206
Net Assets (100.00%)			$72,817,990

(a) Aggregate cost for federal income tax purposes is $72,774,784.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

(b) Discount Note. Yield to maturity is between 0.16% - 0.41%.

S&P 500 Index Fund	Portfolio of Investments (Unaudited)	2/29/2016

Security Description	Shares	Value (Note 1)
Common Stock (98.81%)

Communications (10.62%)
Alphabet Inc Class A*	2,080	$1,491,818
Alphabet Inc Class C*	2,085	1,454,850
AT&T Inc	46,086	1,702,878
Cablevision Systems Corp	1,680	54,650
CBS Corporation	3,433	166,089
CenturyLink Inc	4,581	140,133
Comcast Corporation	19,068	1,100,796
Discovery Communications Inc Class C*	1,878	46,293
Discovery Communications Inc Class A*	1,878	46,950
Expedia Inc	689	71,732
Facebook Inc*	15,753	1,684,311
Frontier Communications Corp	7,522	40,694
Interpublic Group of Companies Inc/The	3,241	69,325
Level 3 Communications Inc*	2,152	104,480
Netflix Inc*	2,891	270,048
News Corp	3,745	40,521
Nielsen Holdings PLC	1,879	94,589
Omnicom Group Inc	1,982	154,219
Priceline Group Inc/The*	361	456,741
Scripps Networks Interactive Inc	635	37,617
TEGNA Inc	1,702	41,937
Time Warner Cable Inc	2,282	435,543
Time Warner Inc	6,232	412,558
TripAdvisor Inc*	850	53,210
Twenty-First Century Fox Inc Class A	13,721	370,741
VeriSign Inc*	1,159	97,924
Verizon Communications Inc	31,159	1,580,696
Viacom Inc	2,740	100,969
Walt Disney Co/The	11,733	1,120,736
Yahoo! Inc*	6,533	207,684
Total Communications		13,650,732
Consumer Discretionary (10.03%)
ADT Corp/The	1,732	69,921
Advance Auto Parts Inc	548	81,345
Amazon.com Inc*	2,799	1,546,503
American Airlines Group Inc	5,382	220,662
AutoNation Inc*	284	14,617
AutoZone Inc*	275	213,007
Bed Bath & Beyond Inc*	1,720	82,474
Best Buy Co Inc	1,956	63,355
BorgWarner Inc	1,664	54,380
CarMax Inc*	1,689	78,133
Carnival Corp	3,334	159,899
Chipotle Mexican Grill Inc*	234	119,143
Cintas Corporation	801	67,276
Coach Inc	2,156	83,955
DR Horton Inc	2,495	66,666
Darden Restaurants Inc	933	59,600
Delphi Automotive PLC	2,173	144,896
Delta Air Lines Inc	6,380	307,771
eBay Inc*	8,321	198,040
Ecolab Inc	1,937	198,639
Fastenal Co	2,014	91,214
Ford Motor Co	27,615	345,464
Fossil Group Inc*	377	17,685
GameStop Corp.	908	27,985
Gap Inc/The	2,194	60,664
General Motors Co	10,151	298,845
Genuine Parts Co	1,170	105,476
Goodyear Tire & Rubber Co/The	1,847	55,632
H & R Block Inc	1,994	65,563
Hanesbrands Inc	3,007	85,669
Harley-Davidson Inc	1,765	76,195
Harman International Industries Incorporated	529	40,564
Hasbro Inc	950	72,077
Home Depot Inc/The	9,889	1,227,423
Johnson Controls Inc	5,136	187,259
Kohl's Corp	1,587	74,065
L Brands Inc	1,787	151,520
Leggett & Platt Incorporated	1,017	45,419
Lennar Corporation	1,300	54,522
Lowe's Cos Inc	7,300	492,969
Macy's Inc	2,961	127,945
Marriott International Inc/MD	1,935	131,870
Masco Corporation	2,627	74,081
MATTEL Inc	2,508	81,560
McDonald's Corp	7,400	867,206
Michael Kors Holdings*	1,328	75,231
Mohawk Industries Inc*	459	82,496
Newell Rubbermaid Inc	2,365	89,894
NIKE Inc	10,668	657,042
Nordstrom Inc	1,123	57,632
O'Reilly Automotive Inc*	874	227,520
PulteGroup Inc	2,804	48,201
PVH Corp.	574	45,432
Ralph Lauren Corporation	449	40,751
Robert Half International Inc	1,032	40,650
Ross Stores Inc	3,322	182,644
Royal Caribbean Cruises Ltd	1,236	91,921
Signet Jewelers Limited	600	65,040
Snap-on Incorporated	424	61,340
Southwest Airlines Co	5,662	237,521
Stanley Black & Decker Inc	1,237	116,290
Staples Inc	5,524	52,202
Starbucks Corp	10,948	637,283
Starwood Hotels & Resorts Worldwide Inc	1,427	98,620
TJX Cos Inc/The	5,416	401,326
Tiffany & Co.	950	61,731
Tractor Supply Company	1,050	88,799
Under Armour Inc*	1,210	101,265
Urban Outfitters Inc*	803	21,271
V.F. Corporation	2,588	168,505
Whirlpool Corp	570	88,532
Wyndham Worldwide Corporation	1,139	82,965

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	2/29/2016

Security Description	Shares	Value (Note 1)
Wynn Resorts Limited	526	$43,384
Yum! Brands Inc	3,354	243,064
Total Consumer Discretionary		12,897,706

Consumer Staples (11.17%)
Altria Group Inc	14,863	915,115
Archer-Daniels-Midland Co	4,902	171,374
Brown-Forman Corporation	1,081	106,446
Campbell Soup Co	1,449	89,476
Clorox Co/The	943	119,214
Coca-Cola Co/The	28,487	1,228,644
Coca-Cola Enterprises Inc	2,036	98,766
Colgate-Palmolive Co	6,558	430,467
ConAgra Foods Inc	2,987	125,633
Constellation Brands Inc	1,083	153,169
Costco Wholesale Corporation	3,160	474,095
CVS Health Corp	8,444	820,503
Dollar General Corp	1,932	143,451
Dollar Tree Inc*	1,907	153,037
Dr Pepper Snapple Group Inc	1,620	148,279
General Mills Inc	4,683	275,595
Hormel Foods Corporation	2,128	90,461
JM Smucker Co/The	823	104,990
Kellogg Company	1,816	134,420
Keurig Green Mountain Inc	971	89,274
Kimberly-Clark Corporation	2,926	381,258
Kroger Co/The	8,014	319,839
McCormick & Co Inc/MD	975	90,929
Mead Johnson Nutrition Co	1,560	115,066
Molson Coors Brewing Co	1,200	102,324
Mondelez International Inc	12,847	520,689
Monster Beverage Corp*	1,129	141,690
PepsiCo Inc	11,411	1,116,224
Philip Morris International Inc	11,608	1,056,676
Reynolds American Inc	6,726	339,192
Sysco Corp	4,516	199,291
Target Corp	4,818	377,972
Estee Lauder Companies Inc/The	1,800	164,394
Hershey Company/The	1,114	101,251
Kraft Heinz Co/The	4,282	329,800
Procter & Gamble Co/The	20,266	1,627,157
Tyson Foods Inc	2,328	150,738
Walgreens Boots Alliance Inc	6,346	500,953
Wal-Mart Stores Inc	11,851	786,195
Whole Foods Market Inc	2,358	73,829
Total Consumer Staples		14,367,876

Energy (6.48%)
Anadarko Petroleum Corporation	3,750	142,313
Apache Corporation	2,792	106,878
Baker Hughes Incorporated	3,384	145,072
Cabot Oil & Gas Corporation	3,164	63,691
California Resources Corporation	554	311
Cameron International Corporation*	1,865	122,269
Chesapeake Energy Corp	3,818	9,965
Chevron Corp (c)	14,364	1,198,532
Cimarex Energy Co	657	55,208
Columbia Pipeline Group Inc	2,050	37,208
ConocoPhillips	8,936	302,305
CONSOL Energy Inc	1,500	12,945
Devon Energy Corporation	2,767	54,455
Diamond Offshore Drilling Inc	576	11,526
Ensco plc	1,707	14,800
EOG Resources Inc	3,850	249,249
EQT Corp	1,085	60,478
Exxon Mobil Corp (c)	31,478	2,522,961
First Solar Inc*	370	26,592
FMC Technologies Inc*	1,793	43,982
Halliburton Co	6,883	222,183
Helmerich & Payne Inc	805	42,641
Hess Corp	1,823	79,483
Kinder Morgan Inc/DE	12,787	231,317
Marathon Oil Corporation	5,187	42,585
Marathon Petroleum Corp	4,098	140,357
Murphy Oil Corporation	1,357	23,313
National Oilwell Varco Inc	3,192	93,430
Newfield Exploration Company*	988	26,903
Noble Energy Inc	2,616	77,172
Occidental Petroleum Corp	5,892	405,487
ONEOK Inc	1,546	37,104
Phillips 66	4,078	323,752
Pioneer Natural Resources Co	880	106,066
Range Resources Corporation	1,202	28,523
Schlumberger Ltd	9,690	694,967
Southwestern Energy Company*	2,561	14,803
Spectra Energy Corp	4,856	141,795
Tesoro Corp	1,028	82,939
Transocean Ltd	2,519	21,789
Valero Energy Corp	4,032	242,243
Williams Cos Inc/The	4,450	71,156
Total Energy		8,330,748

Financials (16.56%)
Affiliated Managers Group Inc*	409	56,724
Aflac Inc	3,445	205,046
Alliance Data Systems Corporation*	400	84,052
Allstate Corp/The	3,124	198,249
American Express Co	6,577	365,550
American International Group Inc	10,299	517,010
American Tower Corp	2,860	263,692
Ameriprise Financial Inc	1,369	114,928
Aon PLC	2,362	225,075
Apartment Investment and Management Company	1,070	39,173
Assurant Inc	596	42,376
AvalonBay Communities Inc	686	117,745
Bank of America Corp	77,978	976,285
Bank of New York Mellon Corp/The	8,692	307,610
BB&T Corporation	5,247	168,744
Berkshire Hathaway Inc*	13,493	1,810,351
BlackRock Inc	941	293,554
Boston Properties Inc	1,078	123,043
Capital One Financial Corp	4,021	264,300
CBRE Group Inc*	2,058	52,294
Charles Schwab Corp/The	7,272	182,164
Chubb Ltd	3,685	425,728
Cincinnati Financial Corporation	1,179	74,442
Citigroup Inc	22,616	878,632
CME Group Inc	2,250	205,740
Comerica Incorporated	1,331	44,961
Crown Castle International Corp	2,156	186,494
Discover Financial Services	3,788	175,839
E*Trade Financial Corporation*	1,181	27,706
Equinix Inc	434	131,801
Equity Residential	2,164	161,196
Essex Property Trust Inc	463	96,897
Fidelity National Information	1,851	107,821
Fifth Third Bancorp	6,069	92,613
Fiserv Inc*	2,114	202,162
Four Corners Property Trust Inc	311	5,104
Franklin Resources Inc	3,105	111,314
General Growth Properties Inc	4,119	113,355
Genworth Financial Inc*	3,728	7,903
Goldman Sachs Group Inc/The	3,040	454,571
Hartford Financial Services Group Inc/The	2,922	123,075
HCP Inc	3,020	89,332
Host Hotels & Resorts Inc	5,173	79,199
Huntington Bancshares Incorporated	5,456	47,740
Intercontinental Exchange Inc	849	202,453
Invesco Ltd	3,410	91,183
Iron Mountain Inc	1,369	40,221
JPMorgan Chase & Co	27,735	1,561,481
KeyCorp	6,704	70,727
Kimco Realty Corporation	2,994	80,090
Legg Mason Inc	743	21,220
Leucadia National Corp	1,447	20,909
Lincoln National Corporation	2,305	84,202
Loews Corporation	2,394	87,022
M&T Bank Corporation	1,180	121,009
Macerich Co/The	1,011	79,950
Marsh & McLennan Cos Inc	4,025	229,626
MasterCard Inc	7,325	636,689
MetLife Inc	7,704	304,770
Morgan Stanley	10,374	256,238
Nasdaq Inc	1,127	71,328
Navient Corp	3,621	39,215
Northern Trust Corporation	1,610	95,602
PayPal Holdings Inc*	8,321	317,363
People's United Financial Inc	2,887	42,179
PNC Financial Services Group Inc/The	3,945	320,768
Principal Financial Group Inc	2,041	77,170
Progressive Corp/The	4,123	131,606
Prologis Inc	3,315	127,495
Prudential Financial Inc	3,541	234,025
Public Storage	1,035	258,222
Realty Income Corp	1,688	98,816
Regions Financial Corp	9,066	68,176
Simon Property Group Inc	2,175	412,663
Sl Green Realty Corp.	740	65,253
State Street Corporation	3,093	169,435
SunTrust Banks Inc	3,809	126,383
T Rowe Price Group Inc	1,965	135,801
Torchmark Corporation	1,176	60,235
Total System Services Inc	1,190	51,860
Travelers Cos Inc/The	2,411	259,231
U.S. Bancorp	13,884	534,812
Unum Group	2,266	64,649
Ventas Inc	2,081	115,849
Visa Inc	14,557	1,053,781
Vornado Realty Trust	1,244	107,432
Wells Fargo & Co (c)	35,184	1,650,833
Welltower Inc	1,873	119,460
Western Union Co/The	4,688	85,603
Weyerhaeuser Company	5,771	149,925
XL Group PLC	2,249	77,321
Zions Bancorporation	1,054	22,471
Total Financials		21,284,342

Health Care (14.64%)
Abbott Laboratories	11,424	442,566
AbbVie Inc	11,424	623,865

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Continued)	2/29/2016

Security Description	Shares	Value (Note 1)
Aetna Inc	2,841	$308,618
Agilent Technologies Inc	2,633	98,343
Alexion Pharmaceuticals Inc*	1,383	194,726
Allergan PCL*	2,930	850,022
AmerisourceBergen Corporation	1,565	135,560
Amgen Inc	5,671	806,870
Anthem Inc	2,002	261,641
Baxalta Incorporated	4,026	155,082
Baxter International Inc	4,026	159,067
Becton, Dickinson and Company	1,588	234,151
Biogen Inc*	1,739	451,131
Boston Scientific Corp*	11,526	195,711
Bristol-Myers Squibb Co	12,265	759,571
Cardinal Health Inc	2,511	205,149
Celgene Corp*	6,007	605,686
Cigna Corp	2,081	290,528
CR Bard Inc	610	117,352
Danaher Corporation	4,166	371,899
DaVita HealthCare Partners Inc*	1,224	80,747
DENTSPLY International Inc	1,160	70,714
Edwards Lifesciences Corp*	1,716	149,292
Eli Lilly & Co	7,419	534,168
Endo International PLC*	1,332	55,691
Express Scripts Holding Co*	5,454	383,853
Gilead Sciences Inc	11,004	960,099
HCA Holdings Inc*	2,209	152,885
Henry Schein Inc*	628	103,903
Humana	1,191	210,771
Intuitive Surgical Inc*	285	160,472
Johnson & Johnson	20,958	2,204,991
Laboratory Corp of America Holdings*	705	77,437
Mallinckrodt PLC*	874	56,836
McKesson Corp	1,736	270,156
Medtronic PLC	10,936	846,337
Merck & Co Inc	21,298	1,069,373
Mylan NV*	3,101	139,762
Patterson Cos Inc	758	32,928
PerkinElmer Inc	1,021	48,252
Perrigo Company PLC	677	85,471
Pfizer Inc	45,992	1,364,583
Quest Diagnostics	1,168	77,707
Regeneron Pharmaceuticals Inc*	562	215,819
St. Jude Medical Inc	2,310	124,024
Stryker Corp	2,155	215,241
Tenet Healthcare Corporation*	766	19,012
Thermo Fisher Scientific Inc	2,658	343,387
UnitedHealth Group Inc	7,156	852,280
Universal Health Services Inc	683	75,383
Varian Medical Systems Inc*	875	68,443
Vertex Pharmaceuticals Inc*	1,731	147,983
Waters Corporation*	682	82,051
Zimmer Biomet Holdings Inc	1,338	129,532
Zoetis Inc	3,718	152,661
Total Health Care		18,829,782

Industrials (8.57%)
Allegion PLC	703	44,289
AMETEK Inc	1,816	84,281
Amphenol Corp	2,372	125,882
Boeing Co/The	4,978	588,300
Caterpillar Inc	4,752	321,710
CH Robinson Worldwide Inc	1,280	89,382
CSX Corp	7,645	184,550
Cummins Inc	1,302	127,036
Deere & Co	2,547	204,218
Dover Corporation	1,334	81,081
Eaton Corp PLC	3,484	197,578
Emerson Electric Co	5,336	260,557
Expeditors International of Washington Inc	1,549	70,913
FedEx Corp	2,148	294,018
Flowserve Corp	1,128	47,399
Fluor Corp	1,298	59,760
General Dynamics Corp	2,440	332,499
General Electric Co	75,529	2,200,914
Harris Corporation	833	64,991
Honeywell International Inc	5,633	570,905
Illinois Tool Works Inc	2,619	246,841
Ingersoll-Rand PLC	2,109	117,176
J. B. Hunt Transport Services Inc	690	52,640
Jacobs Engineering Group Inc*	962	37,181
Joy Global Inc	784	10,129
Kansas City Southern	811	66,267
L-3 Communications Holdings Inc	719	84,346
Lockheed Martin Corporation	1,981	427,480
Norfolk Southern Corp	2,398	175,462
Northrop Grumman Corp	1,488	286,023
PACCAR Inc	2,601	133,952
Parket-Hannifin Corp	1,096	110,915
Pentair PLC	1,542	73,569
Quanta Services Inc*	1,601	32,484
Raytheon Company	2,443	302,566
Republic Services Inc	2,203	100,677
Rockwell Automation Inc	1,085	112,938
Rockwell Collins Inc	1,079	94,488
Roper Technologies Inc	694	116,543
Ryder System Inc	477	27,055
Stericycle Inc*	642	73,143
TE Connectivity Ltd	3,236	184,193
Textron Inc	2,069	70,656
Tyco International PLC	3,464	121,864
Union Pacific Corp	6,613	521,501
United Parcel Service Inc	5,289	510,653
United Rentals*	724	37,337
United Technologies Corp	6,172	596,339
W.W. Grainger Inc	441	95,653
Waste Management Inc	3,352	187,209
Xylem Inc/NY	1,498	56,040
Total Industrials		11,013,583

Materials (3.23%)
3M Co	4,679	733,993
Air Products and Chemicals Inc	1,615	213,939
Airgas Inc	499	70,618
Alcoa Inc	7,435	66,395
Avery Dennison Corporation	891	58,022
Ball Corporation	1,134	75,105
CF Industries Holdings Inc	1,795	65,446
Dow Chemical Co/The	6,895	335,166
EI du Pont de Nemours and Company	6,896	419,760
Eastman Chemical Company	1,048	67,229
FMC Corporation	1,102	41,479
Freeport-McMoRan Inc	6,887	52,548
International Flavors & Fragrances Inc	683	70,547
International Paper Company	3,175	113,348
LyondellBasell Industries NV	2,971	238,304
Martin Marietta Materials Inc	463	66,033
Monsanto Co	3,626	326,304
Mosaic Company/The	2,068	55,112
Newmont Mining Corporation	3,766	97,276
Nucor Corporation	2,404	94,573
Olin Corp	4,701	71,267
Owens-Illinois Inc*	1,395	20,869
PPG Industries Inc	2,102	202,906
Praxair Inc	2,168	220,681
Sealed Air Corporation	1,582	72,345
Sherwin-Williams Co/The	628	169,874
United States Steel Corp	1,093	9,968
Vulcan Materials Company	956	94,195
WestRock Company	996	33,635
Total Materials		4,156,937

Technology (14.39%)
Accenture PLC	4,670	468,214
Adobe Systems Inc*	3,587	305,433
Akamai Technologies Inc*	1,400	75,558
Analog Devices Inc	2,227	118,009
Apple Inc (c)	43,710	4,226,321
Applied Materials Inc	9,105	171,811
Autodesk Inc*	1,669	86,354
Automatic Data Processing Inc	3,564	301,835
Broadcom Ltd	1,964	263,100
CA Inc	2,646	77,501
Cerner Corp*	2,120	108,247
Cisco Systems Inc	39,132	1,024,476
Citrix Systems Inc*	1,348	95,236
Cognizant Technology Solutions*	4,408	251,168
Computer Sciences Corp	1,256	36,185
Corning Inc	9,540	174,582
CSRA Inc	1,256	32,593
Dun & Bradstreet Corporation/The	396	37,933
Electronic Arts Inc*	2,629	168,887
EMC Corporation	14,917	389,781
Equifax Inc	870	91,246
F5 Networks Inc*	602	57,894
FLIR Systems Inc	1,158	35,852
Garmin Ltd	806	32,651
Hewlett Packard Enterprise Co	14,359	190,544
HP INC	14,359	153,498
Intel Corp	36,299	1,074,087
International Business Machine	6,898	903,845
Intuit Inc	2,031	196,276
Juniper Networks Inc	2,718	67,135
Lam Research Corp	1,341	98,295
Linear Technology Corp	1,694	73,892
McGraw Hill Financial Inc	2,019	181,185
Microchip Technology Inc	1,401	62,330
Micron Technology Inc*	6,485	68,936
Microsoft Corp	61,563	3,132,325
Moody's Corporation	1,498	133,022
Motorola Solutions Inc	1,430	105,091
NetApp Inc	2,586	64,236
NVIDIA Corp	4,572	143,378
Oracle Corp	24,056	884,780
Paychex Inc	2,454	126,111
Pitney Bowes Inc	1,820	32,978
Qorvo Inc*	1,120	50,490
QUALCOMM Inc	12,533	636,551
Red Hat Inc*	1,433	93,647
Salesforce.com Inc*	3,760	254,740
SanDisk Corporation	1,741	125,805
Seagate Technology PLC	2,601	81,567
Skyworks Solutions Inc	1,431	95,090

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/2016

Security Description	Shares	Value (Note 1)
Symantec Corp	5,172	$99,871
Teradata Corp*	1,256	31,337
Texas Instruments Incorporated	8,319	441,073
Western Digital Corporation	1,637	71,259
Xerox Corp	10,310	99,079
Xilinx Inc	2,112	99,729
Total Technology		18,503,049

Utilities (3.12%)
AES Corp/VA	4,674	45,805
AGL Resources Inc	850	54,953
Ameren Corp	1,808	84,886
American Electric Power Company Inc	3,645	225,079
CenterPoint Energy Inc	2,979	55,499
CMS Energy Corporation	2,062	81,573
Consolidated Edison Inc	2,227	155,912
Dominion Resources Inc	4,251	297,230
DTE Energy Company	1,258	105,823
Duke Energy Corp	5,180	384,769
Edison International	2,433	165,833
Entergy Corp	1,304	94,162
Eversource Energy	2,274	123,478
Exelon Corporation	6,183	194,703
FirstEnergy Corp	3,123	104,527
NextEra Energy Inc	3,154	355,834
NISOURCE Inc	2,050	44,034
NRG Energy Inc	1,956	21,086
Pepco Holdings Inc	1,700	44,506
PG&E Corporation	2,830	160,546
Pinnacle West Capital Corporation	806	55,477
PPL Corp	4,208	147,238
Public Service Enterprise Group Inc	3,861	164,710
SCANA Corp	845	54,942
Sempra Energy	1,653	159,531
Southern Co/The	6,412	308,930
TECO Energy Inc	1,498	41,150
WEC Energy Group Inc	2,388	134,564
Xcel Energy Inc	3,728	147,405
Total Utilities		4,014,185

Total Common Stock (Cost $63,099,236)		127,048,940

Right/Warrant (0.00%)
Safeway Inc CVR-Non Tradeable, 01/17**	1,746	85
Safeway Inc CVR-Non Tradeable, 01/19**	1,746	1,772
Total Right/Warrant (Cost $2,009)		1,857

	Par Value
Short-Term Investments (0.62%)

United States Treasury Bills (0.62%)
Treasury Bill 0% 6/2/2016	$800,000	798,919
Total United States Treasury Bills		798,919

Total Short-Term Investments (Cost $798,919)		798,919

Total Investments (Cost $63,900,164) (a) (99.43%)		$127,849,716
Other Net Assets (0.57%)		731,212
Net Assets (100.00%)		$128,580,928

* Non-income producing security.

** These securities have been fair valued and deemed to be illiquid by the Advisor. At February 29, 2016, the fair value was $1,857, or 0.00% of net assets.

(a) Aggregate cost for federal income tax purpose is $64,362,168. At February 29, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$68,556,219
Unrealized depreciation	(5,068,671)
Net unrealized appreciation	$63,487,548

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

(b) Futures contracts at February 29, 2016:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
15 / MAR 2016 / Long / CME	$1,414,325	$1,447,125	$32,800

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited)	2/29/2016

Security Description	Shares	Value (Note 1)
Common Stock (99.50%)

Communications (1.35%)
Media (1.14%)
AMC Networks Inc*	5,664	$371,218
Cable One Inc	421	180,428
DreamWorks Animation SKG Inc*	7,419	190,372
John Wiley & Sons Inc	4,836	210,511
Meredith Corp	3,759	163,479
New York Times Co/The	14,132	177,639
Time Inc	11,230	158,343
		1,451,990

Telecom (0.21%)
Telephone & Data Systems Inc	10,202	272,597

Total Communications		1,724,587

Consumer Discretionary (16.10%)
Apparel & Textile Products (1.05%)
Carter's Inc	5,068	515,061
Deckers Outdoor Corporation*	3,569	201,863
Kate Spade & Company*	12,177	241,348
Skechers U.S.A. Inc*	11,700	385,164
		1,343,436

Automotive (0.48%)
Dana Holding Corp	16,229	201,889
Gentex Corporation	28,049	408,393
		610,282

Commercial Services (1.52%)
CEB Inc	3,477	188,697
Deluxe Corp	5,133	294,686
FTI Consulting Inc*	4,461	146,812
ManpowerGroup Inc	7,581	587,071
Rollins Inc	9,916	272,987
RR Donnelley & Sons Co	20,054	304,420
Sotheby's	6,329	143,985
		1,938,658
Consumer Services (0.79%)
Aaron's Inc	6,634	152,516
DeVry Education Group Inc	5,910	107,917
Graham Holdings Company	421	205,494
Rent-A-Center Inc	5,448	69,571
Service Corporation International	19,892	467,859
		1,003,357

Distributors - Discretionary (1.26%)
Ingram Micro Inc	14,938	534,780
LKQ Corporation*	29,031	801,256
Tech Data Corporation*	3,943	277,627
		1,613,663

Gaming, Lodging & Restaurants (2.59%)
Brinker International Inc	6,088	303,182
Buffalo Wild Wings Inc*	1,802	285,887
Cheesecake Factory Inc/The	4,749	236,975
Cracker Barrel Old Country Store Inc	2,273	336,518
Domino's Pizza Inc	5,269	700,988
Dunkin' Brands Group Inc	9,507	442,836

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Continued)	2/29/2016

Security Description	Shares	Value (Note 1)
Jack in the Box Inc	3,547	$243,856
Panera Bread Company*	2,454	508,469
Wendy's Co/The	28,361	265,743
		3,324,454

Home & Office Products (2.54%)
Fortune Brands Home & Security Inc	15,627	784,786
Herman Miller Inc	6,124	159,775
HNI Corp	4,649	157,183
KB Home	8,723	106,421
M.D.C. Holdings Inc	3,741	82,714
NVR Inc*	385	630,245
Scotts Miracle-Gro Co/The	4,332	298,995
Tempur Sealy International Inc*	6,278	362,052
Toll Brothers Inc*	15,510	425,750
Tupperware Brands Corp	4,825	241,057
		3,248,978

Leisure Products (1.15%)
Brunswick Corp/DE	8,905	378,819
Polaris Industries Inc	5,852	514,449
Thor Industries Inc	4,449	246,386
Vista Outdoor Inc*	6,584	324,591
		1,464,245

Passenger Transportation (1.14%)
Alaska Air Group Inc	12,604	931,436
JetBlue Airways Corporation*	23,748	522,456
		1,453,892

Recreation Facilities & Svcs (0.57%)
Cinemark Holdings Inc	9,976	330,205
International Speedway Corporation	2,678	92,364
Live Nation Entertainment Inc*	13,841	304,364
		726,933

Retail - Discretionary (3.01%)
American Eagle Outfitters Inc	18,564	283,287
Ascena Retail Group Inc*	17,057	144,132
Cabela's Incorporated*	4,908	235,486
Chico's FAS Inc	15,751	200,983
Copart Inc*	10,892	411,173
Dick's Sporting Goods Inc	9,398	399,133
Foot Locker Inc	14,074	879,625
Guess? Inc	6,504	138,860
HSN Inc	3,343	177,480
JC Penney Co Inc*	31,426	320,545
Office Depot Inc*	46,441	235,920
Williams-Sonoma Inc (c)	8,204	427,510
		3,854,134

Total Consumer Discretionary		20,582,032

Consumer Staples (4.69%)
Consumer Products (3.84%)
Boston Beer Co Inc/The*	851	160,082
Dean Foods Co	9,667	186,476
Edgewell Personal Care Co	5,949	454,801
Energizer Holdings Inc	5,949	231,654
Flowers Foods Inc	17,698	303,167
Hain Celestial Group Inc/The*	9,668	357,426
Ingredion Inc	6,884	696,798
Jarden Corporation*	17,140	906,363
Lancaster Colony Corporation	2,001	203,642
Post Holdings Inc*	4,823	335,006
Tootsie Roll Industries Inc	1,968	65,574
TreeHouse Foods Inc*	4,336	366,045
WhiteWave Foods Company/The*	16,703	646,740
		4,913,774

Distributors - Consumer Staples (0.12%)
United Natural Foods Inc*	4,779	147,480

Retail - Consumer Staples (0.73%)
Big Lots Inc	5,120	207,104
Casey's General Stores Inc	3,675	387,969
CST Brands Inc	6,833	221,663
SUPERVALU Inc*	22,173	113,304
		930,040

Total Consumer Staples		5,991,294

Energy (2.27%)
Oil, Gas & Coal (2.23%)
California Resources Corporation	32,149	18,071
Dril-Quip Inc*	4,000	217,000
Energen Corp	7,013	185,704
Gulfport Energy Corp*	9,272	222,528
HollyFrontier Corporation (c)	18,752	634,194
Murphy USA Inc*	4,431	282,210
Oceaneering International Inc	10,060	277,857
Oil States International Inc*	5,094	133,004
Patterson-UTI Energy Inc	15,065	234,110
SM Energy Company	6,571	59,402
Western Refining Inc	6,991	186,450
World Fuel Services Corporation	6,903	323,129
WPX Energy Inc*	19,483	80,075
		2,853,734

Renewable Energy (0.04%)
SunEdison Inc*	24,142	47,801

Total Energy		2,901,535

Financials (25.83%)
Asset Management (1.13%)
Eaton Vance Corp	11,329	327,521
Federated Investors Inc	9,840	257,513
Janus Capital Group Inc	15,310	197,958
SEI Investments Company	12,496	476,973
Waddell & Reed Financial Inc	8,010	187,594
		1,447,559

Banking (5.86%)
Associated Banc-Corp	15,965	274,598
BancorpSouth Inc	8,709	173,483
Bank of Hawaii Corporation	4,563	289,751
Cathay General Bancorp	7,638	203,858
Commerce Bancshares Inc/MO	8,848	375,863
Cullen/Frost Bankers Inc	5,255	251,872
East West Bancorp Inc	13,752	412,147
First Horizon National Corporation	22,537	270,895
First Niagara Financial Group Inc	36,488	337,149
FirstMerit Corp	17,046	334,613
Fulton Financial Corp	19,359	244,117
Hancock Holding Co	8,439	194,688
International Bancshares Corporation	5,988	135,029
New York Community Bancorp Inc	42,406	641,603
PacWest Bancorp	9,275	298,470
Prosperity Bancshares Inc	6,183	250,102
Signature Bank*	4,820	624,431
SVB Financial Group*	4,916	436,787
Synovus Financial Corp	12,752	339,076
TCF Financial Corporation	16,020	181,667
Trustmark Corporation	6,874	150,403
Umpqua Holdings Corp	22,396	336,836
Valley National Bancorp	22,192	199,728
Washington Federal Inc	10,259	217,388
Webster Financial Corporation	9,305	312,741
		7,487,295

Institutional Financial Svcs (0.95%)
CBOE Holdings Inc	8,085	505,313
Raymond James Financial Inc	12,069	529,105
Stifel Financial Corp*	6,324	183,143
		1,217,561

Insurance (5.73%)
Alleghany Corp* (c)	1,595	740,047
American Financial Group Inc	7,071	474,323
Arthur J Gallagher & Co (c)	15,460	616,081
Aspen Insurance Holdings Ltd	5,962	266,442
Brown & Brown Inc	11,293	364,877
CNO Financial Group Inc	18,689	325,749
Endurance Specialty Holdings Ltd	5,747	357,866
Everest Re Group, Ltd	4,481	834,049
Hanover Insurance Group Inc/The	4,542	376,759
Kemper Corp	5,158	138,647
Mercury General Corporation	3,740	196,649
Old Republic International Corporation	23,244	413,743
Primerica Inc	5,087	214,621
Reinsurance Group of America Inc	6,581	592,948
RenaissanceRe Holdings Ltd	3,920	443,744
StanCorp Financial Group Inc	4,027	462,702
W. R. Berkley Corporation	9,726	500,889
		7,320,136

Real Estate (9.98%)
Alexander & Baldwin Inc	4,846	162,438
Alexandria Real Estate Equities Inc	6,898	546,046
American Campus Communities Inc	10,070	440,764
Camden Property Trust	8,277	618,623
Corporate Office Properties Trust	8,366	195,764
Corrections Corp of America	11,158	322,801
Douglas Emmett Inc	13,261	355,925
Duke Realty Corp (c)	32,737	677,001
Equity One Inc	6,724	184,305
Federal Realty Investment Trust	6,527	966,388
Highwoods Properties Inc	8,743	380,758
Hospitality Properties Trust	14,360	348,661
Jones Lang LaSalle Inc	4,294	438,289
Kilroy Realty Corporation	8,334	452,286
Lamar Advertising Company	7,679	438,701
LaSalle Hotel Properties	10,698	260,496
Liberty Property Trust	14,231	410,991
Mack-Cali Realty Corp	8,623	171,598

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/2016

Security Description	Shares	Value (Note 1)
Mid-America Apartment Communities Inc	7,209	$648,377
National Retail Properties Inc	12,882	566,550
Omega Healthcare Investors Inc	12,220	391,773
Potlatch Corporation	4,184	110,625
Rayonier Inc	13,045	284,772
Regency Centers Corp	8,933	630,491
RMR Group Inc/The*	287	6,475
Senior Housing Properties Trust	4,406	68,778
Sovran Self Storage Inc	3,438	365,941
Tanger Factory Outlet Centers	9,884	317,079
Taubman Centers Inc	6,066	429,594
UDR Inc	24,450	839,369
Urban Edge Properties	8,363	203,388
Weingarten Realty Investors	10,777	379,674
WP Glimcher Inc	15,996	138,205
		12,752,926

Specialty Finance (2.18%)
CoreLogic Inc/United States*	8,597	297,370
First American Financial Corp	10,276	380,520
GATX Corporation	4,618	198,620
Global Payments Inc	12,958	789,791
Jack Henry & Associates Inc	7,834	644,268
SLM Corporation*	40,540	236,754
WEX Inc*	3,714	242,524
		2,789,847

Total Financials		33,015,324

Health Care (9.65%)
Biotech & Pharma (0.58%)
Akorn Inc*	7,128	189,534
United Therapeutics Corp*	4,551	554,948
		744,482

Health Care Facilities & Svcs (3.26%)
Centene Corp*	11,241	640,287
Charles River Laboratories International Inc*	4,812	353,345
Community Health Systems Inc*	11,140	168,437
Health Net Inc/CA*	7,718	480,214
LifePoint Health Inc*	4,653	290,161
MEDNAX Inc*	9,620	644,925
Molina Healthcare Inc*	3,819	236,931
Owens & Minor Inc	6,501	256,204
PAREXEL International Corp*	5,235	307,242
VCA Inc*	8,059	411,251
WellCare Health Plans Inc*	4,206	377,993
		4,166,990

Medical Equipment & Devices (5.81%)
Align Technology Inc*	6,922	457,060
Bio-Rad Laboratories Inc*	2,113	284,494
Bio-Techne Corporation	3,629	311,513
Catalent Inc*	9,318	226,148
Cooper Companies Inc/The	4,782	683,635
Halyard Health Inc*	4,818	122,955
Hill-Rom Holdings Inc	5,915	274,160
Hologic Inc*	24,014	831,605
IDEXX Laboratories Inc*	9,136	668,390
Mettler-Toledo International Inc*	2,734	860,964
ResMed Inc	13,359	760,261
Sirona Dental Systems Inc*	5,304	582,644
STERIS PLC	5,692	366,109
Teleflex Incorporated	3,967	566,567
West Pharmaceutical Services Inc	6,828	423,473
		7,419,978

Total Health Care		12,331,450

Industrials (12.93%)
Aerospace & Defense (2.02%)
B/E Aerospace Inc	10,088	440,039
Esterline Technologies Corporation*	3,059	171,335
Huntington Ingalls Industries Inc	4,626	606,283
KLX Inc*	5,391	150,894
Orbital ATK Inc	5,677	475,506
Teledyne Technologies Incorporated*	3,502	298,300
Triumph Group Inc	5,301	161,468
Woodward Inc	6,008	282,076
		2,585,901

Electrical Equipment (3.38%)
Acuity Brands Inc (c)	4,154	869,973
AO Smith Corp	7,206	507,158
Belden Inc	4,101	224,612
Cognex Corp	8,942	330,943
Hubbell Incorporated	5,204	517,069
Keysight Technologies Inc*	16,046	418,640
Lennox International Inc	4,234	547,075
National Instruments Corp	10,469	302,031
Trimble Navigation Limited* (c)	25,655	596,735
		4,314,236

Engineering & Construction Svcs (0.59%)
AECOM*	14,194	389,767
Granite Construction Incorporated	3,874	160,577
KBR Inc	14,971	207,049
		757,393

Industrial Services (0.54%)
MSC Industrial Direct Co Inc	4,839	336,698
Watsco Inc	2,811	358,543
		695,241

Machinery (3.02%)
AGCO Corp	8,018	396,811
Crane Co	5,107	250,498
Graco Inc	5,697	446,189
IDEX Corporation	7,606	571,666
ITT Corp	8,775	309,407
Kennametal Inc	8,111	163,274
Lincoln Electric Holdings Inc	7,694	419,862
MSA Safety Incorporated	3,239	141,447
Nordson Corp	5,621	402,857
Oshkosh Corp	7,645	263,753
Regal-Beloit Corp	4,281	233,657
Terex Corp	11,360	254,237
		3,853,658

Manufactured Goods (0.39%)
Timken Co/The	7,137	212,897
Valmont Industries Inc	2,476	279,912
		492,809

Transportation & Logistics (1.10%)
Genesee & Wyoming Inc*	4,903	278,098
Kirby Corporation*	5,466	309,430
Landstar System Inc	4,607	272,734
Old Dominion Freight Line Inc*	6,521	420,996
Werner Enterprises Inc	4,592	121,918
		1,403,176

Transportation Equipment (0.69%)
Trinity Industries Inc	14,910	236,174
Wabtec Corp/DE (c)	9,221	651,003
		887,177

Waste & Environ Svcs & Equip (1.20%)
CLARCOR Inc	4,802	231,168
Clean Harbors Inc*	5,336	227,314
Donaldson Company Inc	12,233	345,460
Waste Connections Inc	11,891	733,318
		1,537,260

Total Industrials		16,526,851

Materials (7.16%)
Chemicals (2.96%)
Albemarle Corporation	10,773	605,656
Ashland Inc	6,113	582,508
Cabot Corp	6,690	297,906
Minerals Technologies Inc	3,557	180,767
NewMarket Corp	1,020	372,443
Olin Corp	8,099	122,781
PolyOne Corporation	8,709	234,359
RPM International Inc	12,787	522,349
Sensient Technologies Corporation	4,970	285,676
Valspar Corporation/The	7,303	571,387
		3,775,832

Construction Materials (1.11%)
Carlisle Companies Incorporated	6,147	554,214
Eagle Materials Inc	4,815	290,922
Louisiana-Pacific Corporation*	14,578	231,644
MDU Resources Group Inc	18,596	338,633
		1,415,413

Containers & Packaging (1.66%)
AptarGroup Inc	6,201	457,076
Bemis Co Inc	9,568	469,501
Greif Inc	3,373	89,418
Packaging Corp of America	9,425	457,113
Silgan Holdings Inc	4,510	231,047
Sonoco Products Company	9,701	423,934
		2,128,089

Forest & Paper Products (0.18%)
Domtar Corp	6,701	235,808

Iron & Steel (1.07%)
Carpenter Technology Corp	4,953	147,203
Commercial Metals Co	12,146	178,425
Reliance Steel & Aluminum Co	7,479	455,397
Steel Dynamics Inc	23,032	418,952
Worthington Industries Inc	5,239	162,985
		1,362,962

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/2016

Security Description	Shares	Value (Note 1)
Metals & Mining (0.18%)
Compass Minerals International	3,460	$234,726

Total Materials		9,152,830

Technology (13.87%)
Design, Mfg & Distribution (1.16%)
Arrow Electronics Inc*	9,599	548,679
Avnet Inc	13,129	540,258
Jabil Circuit Inc	19,156	399,403
		1,488,340

Hardware (2.24%)
Ciena Corporation*	11,260	230,830
Diebold Inc	6,660	165,301
FEI Co	3,980	323,335
InterDigital Inc/PA	3,831	190,516
Knowles Corporation*	8,766	99,757
Lexmark International Inc	6,419	199,117
NCR Corporation*	16,133	376,867
NetScout Systems Inc*	8,917	184,314
Plantronics Inc	4,417	165,638
Polycom Inc*	14,123	147,020
Rovi Corp*	9,765	222,447
VeriFone Systems Inc*	10,831	258,753
Zebra Technologies Corporation*	4,878	301,363
		2,865,258

Semiconductors (1.91%)
Advanced Micro Devices Inc*	67,000	143,380
Atmel Corp	43,147	348,628
Cree Inc*	11,057	350,949
Cypress Semiconductor Corporation	15,104	120,530
Integrated Device Technology Inc*	15,339	297,883
Intersil Corporation	13,351	170,492
IPG Photonics Corporation*	3,654	301,309
Silicon Laboratories Inc*	3,776	155,760
Teradyne Inc	20,500	391,140
Vishay Intertechnology Inc	13,984	165,571
		2,445,642

Software (4.86%)
ACI Worldwide Inc*	11,760	219,442
Acxiom Corp*	8,198	170,027
ANSYS Inc* (c)	9,103	755,730
Cadence Design Systems Inc*	28,043	604,327
CDK Global Inc	15,388	690,767
CommVault Systems Inc*	4,391	164,531
Fortinet Inc*	13,266	376,754
Manhattan Associates Inc*	7,002	386,931
Mentor Graphics Corp	9,961	190,255
NeuStar Inc*	5,782	143,798
PTC Inc*	11,112	343,472
Rackspace Hosting Inc*	11,802	254,097
Solera Holdings Inc	6,536	364,055
Synopsys Inc*	14,928	668,028
Tyler Technologies Inc*	3,386	407,404
Ultimate Software Group Inc/The*	2,718	466,844
		6,206,462

Technology Services (3.70%)
Broadridge Financial Solutions Inc	11,497	645,327
Computer Sciences Corp	13,082	376,892
Convergys Corp	10,423	268,705
DST Systems Inc	2,807	293,556
FactSet Research Systems Inc	3,719	559,672
Fair Isaac Corporation	3,314	329,809
Gartner Inc*	8,719	718,446
Leidos Holdings Inc	6,411	277,083
MAXIMUS Inc	6,415	315,426
MSCI Inc	10,732	756,821
Science Applications International Corporation	4,168	186,101
		4,727,838

Total Technology		17,733,540

Utilities (5.65%)
Utilities (5.65%)
Alliant Energy Corporation	10,627	722,104
Aqua America Inc	16,922	517,306
Atmos Energy Corporation	9,617	667,516
Black Hills Corporation	4,587	256,918
Cleco Corporation	6,224	285,744
Great Plains Energy Incorporated	14,740	432,472
Hawaiian Electric Industries Inc	9,825	288,462
IDACORP Inc	5,182	367,715
National Fuel Gas Co	8,065	368,409
OGE Energy Corp	19,095	475,084
ONE Gas Inc	5,500	318,890
PNM Resources Inc	8,211	262,095
Questar Corporation	16,790	415,888
UGI Corporation	16,518	610,505
Vectren Corporation	7,907	359,927
Westar Energy Inc (c)	12,525	544,337
WGL Holdings Inc	4,762	324,721
Total Utilities		7,218,093

Total Common Stock (Cost $82,555,187)		127,177,536

Security Description	Par Value	Value (Note 1)
Short-Term Investments (0.16%)

United States Treasury Bills (0.16%)
Treasury Bill 0% 6/2/2016	$200,000	$199,730
Total United States Treasury Bills		199,730

Total Short-Term Investments (Cost $199,730)		199,730

Total Investments (Cost $82,754,917) (a) (99.66%)		127,377,266
Other Net Assets (0.34%)		438,844
Net Assets (100.00%)		$127,816,110

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $82,951,902.

At February 29, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$50,809,070
Unrealized depreciation	(6,383,706)
Net unrealized appreciation	$44,425,364

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

(b) Futures contracts at February 29, 2016:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
4 / MAR 2016 / Long / CME	$496,250	$533,080	$36,830

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited)	2/29/2016

Security Description	Shares	Value (Note 1)
Common Stock (97.67%)

Communications (2.24%)
8X8 Inc*	7,490	$87,109
Atlantic Tele-Network Inc	792	56,976
Blucora Inc*	3,365	20,695
Cincinnati Bell Inc*	16,654	57,623
Consolidated Communications Holdings Inc	4,237	99,103
DHI Group Inc*	3,715	28,903
E.W. Scripps Company/The	3,970	68,522
Gannett Co Inc	9,650	147,259
General Communication Inc*	2,942	56,163
Harte-Hanks Inc	3,096	9,567
HealthStream Inc*	1,640	33,899
Iridium Communications Inc*	6,143	42,571
Lumos Networks Corp*	1,433	17,626
Monster Worldwide Inc*	8,505	25,345
QuinStreet Inc*	1,826	5,423
Scholastic Corporation	1,985	69,535
Sizmek Inc*	1,808	5,894
Spok Holdings Inc	1,400	24,808
Stamps.com Inc*	1,253	148,517
World Wrestling Entertainment Inc	2,870	47,986
XO Group Inc*	1,600	22,848
Total Communications		1,076,372

Consumer Discretionary (18.68%)
ABM Industries Incorporated	4,712	147,957
Actuant Corp	4,684	109,652
Albany International Corp	2,416	88,474
Allegiant Travel Company	1,101	180,432
American Public Education Inc*	1,343	20,722
American Woodmark Corporation*	1,147	78,329
AMN Healthcare Services Inc*	3,698	105,134
Arctic Cat Inc	1,013	17,707
Asbury Automotive Group Inc*	2,129	124,334
Barnes & Noble Education Inc*	3,275	34,977
Barnes & Noble Inc	4,767	46,240
Belmond Ltd*	7,421	68,199
Big 5 Sporting Goods Corporation	1,300	17,810
Biglari Holdings Inc*	103	37,978
BJ's Restaurants Inc*	1,655	72,952
Blue Nile Inc	1,051	27,389
Bob Evans Farms Inc/DE	1,840	78,954
Boyd Gaming Corporation*	6,707	116,165
Brady Corp	3,802	99,346
Brink's Company/The	3,780	110,565
Buckle Inc/The	2,109	67,066
Caleres Inc	3,667	103,923
Callaway Golf Co	7,544	67,066
Capella Education	825	38,148
Career Education Corporation*	3,636	9,163
Cato Corporation/The	2,147	77,721
CDI Corp	1,083	5,285
Children's Place Inc/The	1,609	109,637
CorVel Corporation*	665	27,591
Crocs Inc*	6,057	59,298
Cross Country Healthcare Inc*	2,732	33,904
DineEquity Inc	1,291	118,088
Dorman Products Inc*	2,417	122,228
Drew Industries Inc	2,025	121,885
EPLUS Inc*	489	36,719
Essendant Inc	2,929	86,318
Ethan Allen Interiors Inc	1,913	54,578
Express Inc*	6,031	103,914
EZCORP Inc*	3,771	10,936
Finish Line Inc/The	3,854	70,220
First Cash Financial Services Inc	2,306	97,244
Francesca's Holdings Corp*	3,184	57,567
FTD Cos Inc*	1,338	31,109
G&K Services Inc	1,592	105,550
Genesco Inc*	1,901	125,428
Gentherm Inc*	3,037	126,643
G-III Apparel Group Ltd*	3,361	177,293
Griffon Corporation	3,366	50,019
Group 1 Automotive Inc	1,718	95,796
Haverty Furniture Companies Inc	1,506	29,277
Hawaiian Holdings Inc*	3,973	170,918
Healthcare Services Group Inc	6,037	214,193
Heidrick & Struggles International Inc	1,449	34,037
Hibbett Sports Inc*	2,017	71,604
HMS Holdings Corp*	6,839	90,070
Iconix Brand Group Inc*	3,635	31,625
Insight Enterprises Inc*	3,311	86,417
Insperity Inc	1,367	64,919
Interface Inc	5,524	87,832
Interval Leisure Group Inc	2,925	37,879
iRobot Corporation*	2,156	67,569
Kelly Services Inc	2,051	35,339
Kirkland's Inc	1,134	16,205
Korn/Ferry International	3,967	112,742
La-Z-Boy Incorporated	4,175	101,661
Liquidity Services Inc*	1,721	8,037
Lithia Motors Inc	1,987	184,235
Lumber Liquidators Holdings Inc*	2,055	23,283
M/I Homes Inc*	1,832	32,188
Marcus Corp/The	1,435	26,806
MarineMax Inc*	1,746	30,974
Marriott Vacations Worldwide Corp	2,123	128,548
Matthews International Corporation	2,758	130,646
Medifast Inc	932	28,286
Meritage Homes Corporation*	2,930	95,137
Methode Electronics Inc	3,227	92,195
Monarch Casino & Resort Inc*	600	12,072
Monro Muffler Brake Inc	2,682	183,368
Motorcar Parts of America Inc*	1,536	52,992
Movado Group Inc	1,360	39,726
Navigant Consulting Inc*	3,915	59,430
Nutrisystem Inc	2,287	46,540
On Assignment Inc*	3,705	122,302
Outerwall Inc	1,497	46,691
Oxford Industries Inc	1,152	83,670
Papa John's International Inc	2,235	129,965
Perry Ellis International Inc*	700	12,929
PetMed Express Inc	1,300	21,450
PGT Inc*	4,081	40,361
Pinnacle Entertainment Inc*	5,106	147,614
Popeyes Louisiana Kitchen Inc*	1,798	97,973
Quanex Building Products Corp	2,706	46,597
Red Robin Gourmet Burgers Inc*	1,127	73,368
Regis Corporation*	3,353	48,048
Rent-A-Center Inc	4,452	56,852
Republic Airways Holdings Inc*	3,901	2,457
Resources Connection Inc	2,990	41,471
Ruby Tuesday Inc*	4,509	23,853
Ruth's Hospitality Group Inc	2,518	44,241
ScanSource Inc*	2,274	85,025
Scientific Games Corporation*	3,874	32,968
Select Comfort Corp*	4,000	71,600
SkyWest Inc	4,099	73,987
Sonic Automotive Inc	2,552	48,871
Sonic Corp	4,191	123,090
Stage Stores Inc	2,706	22,730
Standard Motor Products Inc	1,648	49,621
Stein Mart Inc	2,099	15,554
Steven Madden Ltd*	4,724	166,285
Strayer Education Inc*	818	36,916
Superior Industries International Inc	1,678	33,141
Tailored Brands Inc	3,470	53,577
Texas Roadhouse Inc	5,296	220,894
TrueBlue Inc*	3,279	75,253
Tuesday Morning Corporation*	2,971	19,995
TUMI HOLDINGS Inc*	4,726	93,339
Unifi Inc*	1,118	25,054
UniFirst Corporation	1,214	127,968
Universal Technical Institute Inc	1,300	5,083
Veritiv Corporation*	630	20,122
Viad Corp	1,409	39,959
Vitamin Shoppe Inc*	2,435	67,182
Winnebago Industries Inc	2,101	39,352
Wolverine World Wide Inc	8,631	163,385
Zumiez Inc*	1,661	34,316
Total Consumer Discretionary		8,985,512

Consumer Staples (4.10%)
Andersons Inc/The	2,002	53,754
B&G Foods Inc	4,863	168,211
Calavo Growers Inc	1,239	66,361
Cal-Maine Foods Inc	2,602	138,895
Central Garden & Pet Company*	829	11,548
Central Garden & Pet Co*	2,740	37,072
Clearwater Paper Corp*	1,452	59,053
Core-Mark Holding Co Inc	1,934	142,400
Darling Ingredients Inc*	13,108	118,103
Diamond Foods Inc*	2,222	84,103
Five Below Inc*	4,574	175,413
Fred's Inc	2,610	37,297
Helen of Troy Limited*	2,357	224,763
Inter Parfums Inc	1,357	34,346
J & J Snack Foods Corp	1,163	128,849
Sanderson Farms Inc	1,620	147,841
Seneca Foods Corporation*	660	21,952
Snyder's-Lance Inc	4,395	143,760
SpartanNash Co	3,009	82,597
Universal Corporation	1,760	95,885
Total Consumer Staples		1,972,203

Energy (2.51%)
Advanced Energy Industries Inc*	3,443	102,705
Archrock Inc	4,618	18,426
Atwood Oceanics Inc	4,881	33,581
Basic Energy Services Inc*	2,136	3,738
Bill Barrett Corp*	3,854	11,022
Bonanza Creek Energy Inc*	2,994	5,569
Bristow Group Inc	2,639	40,139
CARBO Ceramics Inc	1,539	30,765
Carrizo Oil & Gas Inc*	4,550	97,825
Cloud Peak Energy Inc*	4,772	8,112

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/2016

Security Description	Shares	Value (Note 1)
Contango Oil & Gas Company*	1,147	$6,916
EnerSys	3,724	191,265
Era Group Inc*	1,546	14,254
Exterran Corp*	2,309	31,495
Flotek Industries Inc*	3,643	26,521
Geospace Technologies Corporation*	1,047	11,695
Green Plains Inc	2,507	34,095
Gulf Island Fabrication Inc	900	8,019
Gulfmark Offshore Inc*	1,980	7,108
Helix Energy Solutions Group Inc*	8,281	32,296
Matrix Service Company*	1,964	36,118
Newpark Resources Inc*	6,584	24,558
Northern Oil and Gas Inc*	4,291	14,332
PDC Energy Inc*	3,362	168,470
Pioneer Energy Services Corp*	4,989	6,835
REX American Resources Corp*	376	18,988
Rex Energy Corporation*	3,842	2,268
SEACOR Holdings Inc*	1,309	63,343
Stone Energy Corporation*	4,417	6,846
Synergy Resources Corporation*	9,430	58,938
Tesco Corporation	2,282	16,522
TETRA Technologies Inc*	6,294	31,722
Tidewater Inc	3,632	20,884
Unit Corporation*	3,620	19,403
Total Energy		1,204,773

Financials (23.84%)
Acadia Realty Trust	5,790	191,360
Agree Realty Corporation	1,624	60,169
American Assets Trust Inc (c)	3,309	122,731
American Equity Investment Life Holding Company	6,841	93,038
Ameris Bancorp	2,160	58,298
AMERISAFE Inc	1,485	76,478
Astoria Financial Corp	7,609	113,298
Bank Mutual Corporation	3,500	26,145
Banner Corporation	1,468	58,294
BBCN Bancorp Inc	6,338	90,697
BofI Holding Inc*	4,808	89,092
Boston Private Financial Holdings Inc	6,381	67,383
Brookline Bancorp Inc	4,990	52,445
Calamos Asset Management Inc	1,436	12,163
Capstead Mortgage Corp	7,205	69,961
Cardinal Financial Corporation	2,277	43,855
Cardtronics Inc*	3,767	127,023
Caretrust REIT Inc	4,039	46,004
Cash America International Inc	2,136	71,962
Cedar Realty Trust Inc	5,432	37,101
Central Pacific Financial Corp.	2,628	52,376
Chesapeake Lodging Trust	5,004	127,152
City Holding Company	1,180	52,003
Columbia Banking System Inc	4,843	139,624
Community Bank System Inc	3,647	135,048
CoreSite Realty Corp	2,570	165,662
Cousins Properties Inc	17,109	148,164
CVB Financial Corp	8,298	128,868
DiamondRock Hospitality Company	16,841	149,885
Dime Community Bancshares Inc	2,343	39,901
EastGroup Properties Inc	2,697	146,258
Education Realty Trust Inc	5,109	202,572
eHealth Inc*	1,639	16,538
Employers Holdings Inc	2,392	66,402
Encore Capital Group Inc*	1,870	43,478
Enova International Inc*	1,954	11,294
Evercore Partners Inc	3,316	154,758
Financial Engines Inc	4,069	99,284
First BanCorp*	8,093	21,689
First Commonwealth Financial Corp	7,457	64,056
First Financial Bancorp	4,588	76,941
First Financial Bankshares Inc	5,534	146,153
First Midwest Bancorp Inc	6,005	100,284
First NBC Bank Holding Company*	1,224	28,862
Forestar Group Inc*	2,556	24,921
Four Corners Property Trust Inc	3,229	52,988
Franklin Street Properties Corp	6,954	66,133
GEO Group Inc/The (c)	6,187	179,670
Getty Realty Corp	2,158	39,254
Glacier Bancorp Inc	6,383	152,043
Government Properties Income Trust	5,967	88,550
Green Dot Corporation*	3,947	81,545
Greenhill & Co Inc	2,083	48,034
Hanmi Financial Corporation	2,533	52,762
HCI Group Inc	756	26,566
Healthcare Realty Trust Inc (c)	8,443	244,931
Heartland Payment Systems Inc	3,083	288,322
HFF Inc	2,644	66,179
Home BancShares Inc	5,116	202,184
Horace Mann Educators Corp	3,236	99,701
Independent Bank Corp	2,201	95,083
Infinity Property and Casualty Corporation	917	68,555
Inland Real Estate Corporation	7,594	80,496
Interactive Brokers Group Inc	4,861	166,100
INTL. FCStone Inc*	1,292	32,985
Investment Technology Group Inc	2,751	50,398
Kite Realty Group Trust	6,990	188,171
LegacyTexas Financial Group Inc	3,676	65,249
LendingTree Inc*	495	43,743
Lexington Realty Trust	16,403	126,959
LTC Properties Inc	2,776	123,365
MB Financial Inc	5,811	177,352
Medical Properties Trust Inc	19,953	230,856
National Penn Bancshares Inc	11,770	131,000
Navigators Group Inc/The*	800	64,784
NBT Bancorp Inc	3,500	90,300
Northfield Bancorp Inc	3,623	56,917
Northwest Bancshares Inc	8,537	107,481
OFG Bancorp	3,471	20,201
Old National Bancorp/IN	9,607	107,214
Oritani Financial Corp	2,767	46,818
Parkway Properties Inc	6,836	91,534
Pennsylvania Real Estate Investment Trust	5,804	111,205
Pinnacle Financial Partners Inc	2,947	136,652
Piper Jaffray Companies*	1,290	54,632
PRA Group Inc*	4,044	98,674
PrivateBancorp Inc	6,631	227,839
ProAssurance Corp	4,458	219,824
Provident Financial Services Inc	4,937	91,779
PS Business Parks Inc	1,606	147,447
RE/MAX HOLDINGS Inc	1,412	45,269
Retail Opportunity Investments Corp	8,346	153,399
RLI Corp	3,166	198,730
S&T Bancorp Inc	2,920	73,642
Sabra Health Care REIT Inc	5,031	100,192
Safety Insurance Group Inc	1,100	60,841
Saul Centers Inc	1,009	49,421
Selective Insurance Group Inc	4,798	161,117
Simmons First National Corporation	2,361	97,250
Southside Bancshares Inc	1,811	42,414
Sterling Bancorp	10,013	144,287
Stewart Information Services Corp	1,865	62,944
Summit Hotel Properties Inc	6,699	72,416
Talmer Bancorp Inc	5,270	88,536
Texas Capital Bancshares Inc*	3,846	124,341
Tompkins Financial Corporation	1,025	57,882
TrustCo Bank Corp NY	6,679	38,538
UMB Financial Corporation	3,515	172,622
United Bankshares Inc	5,430	190,267
United Community Banks Inc	4,877	84,421
United Fire Group Inc	1,500	60,480
United Insurance Holdings Corp	1,293	25,226
Universal Health Realty Income Trust	1,025	53,136
Universal Insurance Holdings Inc	2,216	43,256
Urstadt Biddle Properties Inc	1,911	37,780
Virtus Investment Partners Inc	559	51,322
Walker & Dunlop Inc*	2,126	49,153
Westamerica Bancorporation	1,993	89,665
Wilshire Bancorp Inc	5,418	53,313
Wintrust Financial Corporation	4,057	172,423
World Acceptance Corp*	687	25,234
Total Financials		11,471,662

Health Care (10.62%)
Abaxis Inc	1,625	63,733
ABIOMED Inc*	3,273	261,872
Aceto Corporation	2,128	45,646
Acorda Therapeutics Inc*	3,620	118,410
Adeptus Health Inc*	1,004	57,148
Affymetrix Inc*	6,708	94,180
Air Methods Corporation*	2,808	102,015
Albany Molecular Research Inc*	2,263	33,357
Almost Family Inc*	422	15,935
Amedisys Inc*	2,589	95,120
Analogic Corp	1,042	78,129
AngioDynamics Inc*	1,997	21,707
ANI Pharmaceuticals Inc*	638	21,092
Anika Therapeutics Inc*	1,228	55,420
Cambrex Corporation*	2,432	93,802
Chemed Corporation	1,416	181,956
CONMED Corp	2,170	86,236
CryoLife Inc	1,813	19,417
Cynosure Inc*	1,906	77,517
Depomed Inc*	4,634	70,808
Emergent BioSolutions Inc*	2,548	86,199
Enanta Pharmaceuticals Inc*	895	25,409
Ensign Group Inc/The	4,002	82,081
ExamWorks Group Inc*	3,344	97,310
Greatbatch Inc*	1,966	74,315
Haemonetics Corp*	4,139	132,779
Hanger Inc*	2,615	6,511
HealthEquity Inc*	2,631	54,777
Healthways Inc*	2,801	29,495
ICU Medical Inc*	1,206	110,831
Impax Laboratories Inc*	5,560	181,756
Inogen Inc*	1,203	41,119
Integra LifeSciences Holdings Corporation*	2,420	148,491

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/2016

Security Description	Shares	Value (Note 1)
Invacare Corp	2,104	$25,479
Kindred Healthcare Inc	6,343	66,665
Lannett Co Inc*	2,208	55,553
LHC Group Inc*	1,000	35,630
Ligand Pharmaceuticals Inc*	1,521	140,358
Luminex Corporation*	2,720	50,810
Magellan Health Inc*	2,025	127,545
Masimo Corp*	3,725	140,954
Medicines Company/The*	5,825	187,332
Meridian Bioscience Inc	3,315	66,797
Merit Medical Systems Inc*	3,708	69,747
MiMedx Group Inc*	7,384	60,770
Momenta Pharmaceuticals Inc*	4,593	38,604
Natus Medical Inc*	2,546	92,471
Nektar Therapeutics*	11,195	125,048
Neogen Corporation*	3,135	154,399
Nuvasive Inc*	4,118	172,132
PharMerica Corporation*	2,371	54,794
Phibro Animal Health Corporation	1,518	41,988
Prestige Brands Holdings Inc*	4,425	216,383
Providence Service Corporation/The*	925	43,947
Repligen Corp*	2,393	61,572
Sagent Pharmaceuticals Inc*	1,763	24,999
Select Medical Holdings Corporation	8,804	86,191
Spectrum Pharmaceuticals Inc*	3,664	16,561
Supernus Pharmaceuticals Inc*	2,213	27,751
Surgical Care Affiliates Inc*	2,258	91,517
SurModics Inc*	809	15,096
U.S. Physical Therapy Inc	1,042	52,819
Vascular Solutions Inc*	1,188	35,711
ZELTIQ Aesthetics Inc*	2,684	61,813
Total Health Care		5,106,009

Industrials (11.60%)
AAR Corp	2,949	62,784
Aegion Corp*	2,910	52,700
Aerojet Rocketdyne Holdings Inc*	5,386	83,645
AeroVironment Inc*	1,484	36,922
American Science & Engineering	603	14,297
Applied Industrial Technologies Inc	3,348	128,898
ArcBest Corp	1,834	35,891
Astec Industries Inc	1,495	64,928
Atlas Air Worldwide Holdings Inc*	1,868	67,640
AZZ Incorporated	2,163	109,232
Badger Meter Inc	1,149	75,478
Barnes Group Inc	4,329	148,528
Bel Fuse Inc	579	8,598
Briggs & Stratton Corp	3,633	77,274
Cantel Medical Corp	3,001	190,954
Celadon Group Inc	1,713	15,366
Chart Industries Inc*	2,359	47,581
Checkpoint Systems Inc	2,878	21,614
CIRCOR International Inc	1,405	56,326
Comfort Systems USA Inc	2,808	78,764
DXP Enterprises Inc*	844	11,470
Dycom Industries Inc*	2,696	153,591
Echo Global Logistics Inc*	1,817	46,352
EMCOR Group Inc (c)	5,262	241,370
EnPro Industries Inc	1,812	94,007
ESCO Technologies Inc	1,989	70,987
Exponent Inc	2,026	94,594
FARO Technologies Inc*	1,287	41,248
Federal Signal Corp	5,009	59,407
Forward Air Corp	2,451	99,805
Franklin Electric Co Inc	3,119	93,102
General Cable Corp	3,928	33,742
Gibraltar Industries Inc*	2,171	53,656
Greenbrier Cos Inc/The	2,183	55,557
Heartland Express Inc	5,072	93,325
Hillenbrand Inc	5,030	141,444
Hornbeck Offshore Services Inc*	2,592	22,265
Hub Group Inc*	2,780	102,638
Installed Building Products Inc*	1,394	31,142
Itron Inc*	2,970	118,325
John Bean Technologies Corporation	2,444	128,554
Kaman Corp	2,142	94,119
Knight Transportation Inc	4,825	116,910
Landauer Inc	760	22,093
Lindsay Corp	1,030	74,572
Littelfuse Inc	1,791	203,493
Marten Transport Ltd	1,841	30,192
Matson Inc	3,425	137,308
Mobile Mini Inc	3,756	107,947
Moog Inc*	2,795	120,688
MTS Systems Corporation	1,174	64,511
Mueller Industries Inc	4,795	125,725
MYR Group Inc*	1,615	36,224
National Presto Industries Inc	327	26,618
Orion Marine Group Inc*	1,870	6,713
OSI Systems Inc*	1,494	90,193
Powell Industries Inc	737	19,508
Roadrunner Transportation Systems Inc*	1,931	22,515
Rofin-Sinar Technologies Inc*	2,059	45,998
Rogers Corp*	1,426	76,177
Saia Inc*	1,827	47,959
Simpson Manufacturing Co Inc	3,278	111,255
SPX Corp	3,423	40,357
SPX FLOW Inc*	3,447	64,562
Standex International Corporation	1,018	71,698
Sturm, Ruger & Company Inc	1,455	102,301
TASER International Inc*	3,987	77,268
Tennant Company	1,475	68,647
Tetra Tech Inc	4,683	128,923
Titan International Inc	4,154	21,061
TopBuild Corp*	2,983	80,481
US Ecology Inc	1,683	62,271
Watts Water Technologies Inc	2,282	117,683
Total Industrials		5,579,971

Materials (5.22%)
A. Schulman Inc	2,273	56,120
AK Steel Holding Corporation*	14,920	42,671
American Vanguard Corporation	1,690	21,311
Apogee Enterprises Inc	2,440	97,429
Balchem Corporation	2,644	167,287
Boise Cascade Company*	3,053	51,107
Calgon Carbon Corporation	4,071	57,075
Chemours Company/The	15,183	77,889
Century Aluminum Co*	4,083	29,193
Deltic Timber Corporation	890	50,392
Encore Wire Corporation	1,733	62,631
FutureFuel Corp	1,732	22,204
H.B. Fuller Company	3,993	153,691
Harsco Corporation	6,186	23,445
Hawkins Inc	618	19,764
Haynes International Inc	988	30,430
Headwaters Inc*	6,199	109,226
Innophos Holdings Inc	1,783	51,671
Innospec Inc	2,020	87,668
Intrepid Potash Inc*	4,376	4,332
Kaiser Aluminum Corp	1,409	107,943
KapStone Paper and Packaging Corporation	6,415	65,690
Koppers Holdings Inc*	1,485	26,047
Kraton Performance Polymers Inc*	2,597	44,590
LSB Industries Inc*	1,435	8,380
Lydall Inc*	1,260	36,477
Materion Corp	1,549	40,398
Myers Industries Inc	1,890	22,737
Neenah Paper Inc	1,306	79,091
Olympic Steel Inc	500	5,360
PH Glatfelter Co	3,442	63,230
Quaker Chemical Corporation	1,053	81,934
Rayonier Advanced Materials Inc	3,333	24,898
Schweitzer-Mauduit International Inc	2,492	75,308
Stepan Co	1,428	70,943
Stillwater Mining Company*	9,544	80,074
SunCoke Energy Inc	5,562	26,308
TimkenSteel Corporation	2,904	22,448
Tredegar Corporation	1,893	25,991
Universal Forest Products Inc	1,591	122,062
US Concrete Inc*	1,118	60,093
US Silica Holdings Inc	4,272	81,980
WD-40 Company	1,126	121,608
Total Materials		2,509,126

Technology (14.11%)
ADTRAN Inc	4,158	77,796
Agilysys Inc*	1,491	15,581
Anixter International Inc*	2,378	101,850
Benchmark Electronics Inc*	4,413	95,541
Black Box Corp	1,103	14,615
Blackbaud Inc	3,866	218,545
Bottomline Technologies (de) Inc*	2,973	83,868
Brooks Automation Inc	5,212	50,817
Cabot Microelectronics Corp*	1,949	74,959
CACI International Inc*	2,033	196,428
CalAmp Corp*	2,670	48,808
CEVA Inc*	1,529	29,984
Ciber Inc*	5,122	10,244
CIRRUS LOGIC Inc*	5,343	188,234
Coherent Inc*	1,981	167,593
Cohu Inc	1,484	16,932
Computer Programs and Systems Inc	791	44,818
Comtech Telecommunications Corp	1,234	25,359
Cray Inc*	3,405	144,406
CSG Systems International Inc	2,543	96,532
CTS Corp	2,535	36,656
Cubic Corporation	1,666	58,543
Daktronics Inc	2,848	20,135
Digi International Inc*	1,689	14,340
Diodes Incorporated*	2,906	55,621
DSP Group Inc*	1,496	12,910
DTS Inc*	1,151	27,244
Ebix Inc	2,228	82,503
Electro Scientific Industries*	2,066	14,731

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/2016

Security Description	Shares	Value (Note 1)
Electronics For Imaging Inc*	3,746	$148,379
Engility Holdings Inc*	1,374	19,937
Epiq Systems Inc	2,381	32,572
Exar Corporation*	3,573	19,080
ExlService Holdings Inc*	2,764	130,157
Fabrinet*	2,551	72,831
Forrester Research Inc	996	30,996
Harmonic Inc*	6,732	22,552
II-VI Incorporated*	4,346	95,395
Interactive Intelligence Group*	1,258	37,652
Ixia*	4,496	51,299
Kopin Corporation*	3,225	6,160
Kulicke and Soffa Industries Inc*	6,095	68,874
LivePerson Inc*	3,930	20,161
LogMeIn Inc*	2,102	106,992
Lumentum Holdings Inc*	3,617	86,917
ManTech International Corp/VA	1,891	55,085
Medidata Solutions Inc* (c)	4,645	160,253
Mercury Systems Inc*	2,653	43,350
MicroStrategy Incorporated*	782	125,816
MKS Instruments Inc	4,259	140,121
Monolithic Power Systems Inc	3,050	180,133
Monotype Imaging Holdings Inc	2,918	69,273
Nanometrics Incorporated*	1,800	24,984
NETGEAR Inc*	2,643	104,425
Newport Corporation*	3,123	71,111
NIC Inc	5,119	90,043
Omnicell Inc*	2,621	71,737
Park Electrochemical Corp	1,665	23,693
Perficient Inc*	2,489	44,926
Plexus Corp*	2,707	98,508
Power Integrations Inc	2,413	110,588
Progress Software Corporation*	3,848	97,047
QLogic Corp*	6,441	83,024
Quality Systems Inc	3,273	50,895
RAMBUS Inc*	9,776	127,381
Rovi Corp*	6,933	157,934
Ruckus Wireless Inc*	7,440	72,019
Rudolph Technologies Inc*	2,269	29,406
Sanmina Corporation*	6,474	133,364
Semtech Corporation*	5,132	98,329
Super Micro Computer Inc*	3,069	99,650
Sykes Enterprises Incorporated*	2,956	90,069
Synchronoss Technologies Inc*	3,331	93,301
Take-Two Interactive Software Inc* (c)	7,099	255,493
Tangoe Inc*	2,294	18,558
TeleTech Holdings Inc	1,320	36,564
Tessera Technologies Inc	3,684	108,604
TTM Technologies Inc*	4,103	26,916
Ultratech Inc*	2,234	45,306
Universal Electronics Inc*	1,149	61,058
VASCO Data Security International*	2,046	28,133
Veeco Instruments Inc*	3,179	58,970
ViaSat Inc* (c)	3,734	272,618
Viavi Solutions Inc*	18,087	118,108
Vicor Corporation*	1,051	8,723
Virtusa Corporation*	2,071	73,313
VOXX International Corporation*	1,050	4,190
WageWorks Inc*	3,015	145,233
Total Technology		6,783,799

Utilities (4.75%)
ALLETE Inc	3,837	203,438
American States Water Co	3,091	131,089
Avista Corp	5,227	197,581
El Paso Electric Co	3,223	131,660
Laclede Group Inc/The	3,636	238,231
New Jersey Resources Corp	7,197	249,160
Northwest Natural Gas Co	2,162	107,862
NorthWestern Corporation	4,041	239,914
Piedmont Natural Gas Company Inc (c)	6,657	395,492
South Jersey Industries Inc	5,793	147,432
Southwest Gas Corp (c)	3,974	242,414
Total Utilities		2,284,273

Total Common Stock (Cost $38,959,715)		46,973,700

Security Description	Par Value	Value (Note 1)
Short-Term Investments (1.25%)

United States Treasury Bills, DN (1.25%)
Treasury Bill 0% 6/2/2016	$600,000	$599,189
Total United States Treasury Bills, DN		599,189

Total Short-Term Investments (Cost $599,189)		599,189

Total Investments (Cost $39,558,904) (a) (98.92%)		$47,572,889
Other Net Assets (1.08%)		521,537
Net Assets (100.00%)		$48,094,426

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $39,583,123. At February 29, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$13,228,796
Unrealized depreciation	(5,239,030)
Net unrealized appreciation	$7,989,766

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

(b) Futures contracts at February 29, 2016:

Contracts - $100 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
10 / MAR 2016 / Long / ICE	$1,001,576	$1,031,700	$30,124

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

Shelton Core Value Fund	Portfolio of Investments (Unaudited)	2/29/2016

Security Description	Shares	Value (Note 1)
Common Stock (97.64%)

Communications (3.96%)
AT&T Inc	86,469	$3,195,030
Verizon Communications Inc	68,242	3,461,916
Total Communications		6,656,946

Consumer Discretionary (4.32%)
Ford Motor Co	338,000	4,228,380
McDonald's Corp	25,868	3,031,471
Total Consumer Discretionary		7,259,851

Consumer Staples (13.99%)
Colgate-Palmolive Co	20,400	1,339,056
ConAgra Foods Inc	42,450	1,785,447
Kimberly-Clark Corporation	16,800	2,189,040
Procter & Gamble Co/The	47,580	3,820,198
Reynolds American Inc	71,168	3,589,002
Sprouts Farmers Market Inc*	260,000	7,404,800
Target Corp	43,339	3,399,945
Total Consumer Staples		23,527,488

Energy (10.95%)
Anadarko Petroleum Corporation	21,340	809,853
Baker Hughes Incorporated	27,455	1,176,996
BP PLC	73,005	2,123,715
Chevron Corp	53,324	4,449,356
ConocoPhillips	19,648	664,692
Devon Energy Corporation	15,952	313,935
Exxon Mobil Corp	43,236	3,465,365
Royal Dutch Shell PLC	51,348	2,335,307
Schlumberger Ltd	35,500	2,546,060
Spectra Energy Corp	18,000	525,600
Total Energy		18,410,879

Financials (18.31%)
Arthur J Gallagher & Co	32,400	1,291,140
Aspen Insurance Holdings Ltd	26,315	1,176,017
Bank of America Corp	180,000	2,253,600

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/2016

Security Description	Shares	Value (Note 1)
Bank of New York Mellon Corp/The	21,450	$759,116
BlackRock Inc	9,000	2,807,640
Citigroup Inc	45,000	1,748,250
Goldman Sachs Group Inc/The	23,750	3,551,338
Intercontinental Exchange Inc	4,504	1,074,024
JPMorgan Chase & Co	108,198	6,091,546
Morgan Stanley	70,450	1,740,115
Principal Financial Group Inc	28,150	1,064,352
State Street Corporation	14,400	788,832
U.S. Bancorp	60,600	2,334,312
Wells Fargo & Co	87,889	4,123,752
Total Financials		30,804,034

Health Care (17.91%)
Abbott Laboratories	41,610	1,611,971
AbbVie Inc	41,610	2,272,322
Aetna Inc	20,984	2,279,492
Agilent Technologies Inc	9,870	368,645
AmerisourceBergen Corporation	45,612	3,950,911
Anthem Inc	32,300	4,221,287
Baxalta Incorporated	45,886	1,767,529
Baxter International Inc	45,886	1,812,956
Celgene Corp*	35,214	3,550,628
Danaher Corporation	38,300	3,419,041
Gilead Sciences Inc	38,000	3,315,500
Merck & Co Inc	30,900	1,551,489
Total Health Care		30,121,771

Industrials (7.36%)
Boeing Co/The	17,000	2,009,060
Caterpillar Inc	28,342	1,918,753
Northrop Grumman Corp	8,600	1,653,092
Rockwell Collins Inc	12,400	1,085,868
Seaspan Corporation	25,000	422,000
Union Pacific Corp	10,950	863,517
United Parcel Service Inc	19,260	1,859,553
United Technologies Corp	26,500	2,560,430
Total Industrials		12,372,273
Materials (6.58%)
3M Co	23,812	3,735,388
El du Pont de Nemours and Company	19,286	1,173,939
PPG Industries Inc	37,600	3,629,528
Praxair Inc	15,167	1,543,849
Sensient Technologies Corporation	17,000	977,160
Total Materials		11,059,864

Technology (10.03%)
Analog Devices Inc	14,040	743,980
EMC Corporation	29,720	776,584
Hewlett Packard Enterprise Co	50,000	663,500
International Business Machine	9,860	1,291,956
Linear Technology Corp	26,180	1,141,972
Microsoft Corp	77,733	3,955,054
Moody's Corporation	13,992	1,242,490
Oracle Corp	64,130	2,358,701
Paychex Inc	34,000	1,747,260
QUALCOMM Inc	26,775	1,359,902
Taiwan Semiconductor Manufacturing Co Ltd	30,000	706,500
Texas Instruments Incorporated	16,500	874,830
Total Technology		16,862,729

Utilities (4.23%)
Consolidated Edison Inc	31,700	2,219,315
DTE Energy Company	7,000	588,840
Duke Energy Corp	11,999	891,286
Exelon Corporation	18,746	590,312
FirstEnergy Corp	23,574	789,022
NextEra Energy Inc	11,200	1,263,584
Sempra Energy	8,050	776,906
Total Utilities		7,119,265

Total Common Stock (Cost $98,689,697)		164,195,100

Preferred Stock (1.01%)
Amerityre Corp 5% Preferred Conv**	2,000,000	1,700,000
Total Preferred Stock (Cost $2,000,000)		1,700,000

Total Investments (Cost $100,689,697) (a) (98.65%)		165,895,100
Other Net Assets (1.35%)		2,264,049
Net Assets (100.00%)		$168,159,149

* Non-income producing security.

** This security has been fair valued and deemed to be illiquid by the Advisor. At February 29, 2016, the fair value was $1,700,000, or 1.01% of net assets.

(a) Aggregate cost for federal income tax purpose is $100,914,775. At February 29, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$69,432,472
Unrealized depreciation	(4,452,147)
Net unrealized appreciation	$64,980,325

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

European Growth & Income Fund	Portfolio of Investments (Unaudited)	2/29/2016

Security Description	Shares	Value (Note 1)
Common Stock (96.97%)

Communications (5.01%)
Telecom (5.01%)
Deutsche Telekom AG	11,525	$192,007
Telefonica SA	24,558	244,106
Total Communications		436,113

Consumer Discretionary (6.53%)
Apparel & Textile Products (3.53%)
LVMH Moet Hennessy Louis Vuitton SE	9,300	307,458

Automotive (3.00%)
Daimler AG	3,835	260,665

Total Consumer Discretionary		568,123

Consumer Staples (21.05%)
Consumer Products (21.05%)
Anheuser-Busch InBev SA/NV	3,700	412,550
British American Tobacco PLC	3,100	336,784
Diageo PLC	2,735	280,611
Nestle SA	7,512	524,788
UNILEVER NV	6,508	277,306
Total Consumer Staples		1,832,039

Energy (9.69%)
Oil, Gas & Coal (9.69%)
ENI SPA ADR	7,482	208,748
Royal Dutch Shell PLC	7,341	333,869
TOTAL SA	6,724	300,630
Total Energy		843,247

Financials (17.07%)
Banking (9.20%)
Banco Bilbao Vizcaya Argentaria SA	15,221	96,349
Banco Santander SA	51,573	205,776
BNP Paribas SA	5,452	126,814
Deutsche Bank AG	3,484	59,890
HSBC Holdings PLC	2,438	77,455
ING Groep NV	20,000	234,400
		800,684

Insurance (7.87%)
Allianz SE	18,157	268,905
AXA SA	18,984	415,560
		684,465

Total Financials		1,485,149

Health Care (26.26%)
Biotech & Pharma (26.26%)
AstraZeneca PLC	8,200	235,094
Bayer AG	4,115	426,520
GlaxoSmithKline PLC	8,050	311,294
Novartis AG	7,157	508,934

See accompanying notes to financial statements.

European Growth & Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/2016

Security Description	Shares	Value (Note 1)
Roche Holding AG	15,564	$498,826
Sanofi	7,700	304,535
Total Health Care		2,285,203

Industrials (3.97%)
Electrical Equipment (3.97%)
Siemens AG	3,735	345,861
Total Industrials		345,861

Materials (4.22%)
Chemicals (2.61%)
BASF SE	3,488	226,650

Metals & Mining (1.57%)
BHP Billiton Ltd	1,900	42,959
Rio Tinto PLC	3,600	93,960
		136,919

Chemicals (0.04%)
South32 Limited*	760	3,374

Total Materials		366,943

Technology (3.17%)
Software (3.17%)
SAP SE	3,667	276,272
Total Technology		276,272

Total Common Stock (Cost $8,165,157)		8,438,950

Total Investments (Cost $8,165,157) (a) (96.97%)		8,438,950
Other Net Assets (3.03%)		263,532
Net Assets (100.00%)		$8,702,482

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $8,165,157. At February 29, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,050,443
Unrealized depreciation	(1,776,650)
Net unrealized appreciation	$273,793

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited)	2/29/2016

Security Description	Shares	Value (Note 1)
Common Stock (95.86%)

Communications (24.35%)
Media (23.30%)
Alphabet Inc Class A*	11,125	$7,979,073
Alphabet Inc Class C*	13,669	9,537,818
Baidu Inc*	15,350	2,661,997
Charter Communications Inc*	7,111	1,276,851
Comcast Corporation	144,356	8,333,672
Ctrip.com International Ltd*	18,805	769,501
Discovery Communications Inc Class A*	6,364	159,100
Discovery Communications Inc Class C*	13,256	326,760
DISH Network Corporation*	11,940	562,732
Expedia Inc	7,056	734,600
Facebook Inc*	129,682	13,865,598
Liberty Global PLC A*	13,415	494,209
Liberty Global PLC C*	35,444	1,274,566
Liberty LiLAC Group A*	586	19,895
Liberty LiLAC Group C*	1,598	58,631
Liberty Media Corporation Class A*	4,477	159,471
Liberty Media Corporation Class C*	10,653	371,790
Liberty Ventures*	8,022	294,327
Netflix Inc*	23,282	2,174,772
Priceline Group Inc/The*	2,786	3,524,875
Sirius XM Holdings Inc*	334,705	1,245,103
TripAdvisor Inc*	6,072	380,107
Twenty-First Century Fox Inc Class A	70,601	1,907,639
Twenty-First Century Fox Inc Class B	49,154	1,335,023
Viacom Inc	16,573	610,715
Yahoo! Inc*	55,755	1,772,451
		61,831,276

Telecom (1.05%)
T-Mobile US Inc*	49,146	1,823,317
VimpelCom Ltd	80,357	284,464
Vodafone Group PLC	22,646	688,438
		2,796,219

Total Communications		64,627,495

Consumer Discretionary (12.03%)
Automotive (0.57%)
Tesla Motors Inc*	7,818	1,500,509

Distributors - Discretionary (0.24%)
Fastenal Co	13,789	624,504

Gaming, Lodging & Restaurants (2.59%)
Marriott International Inc/MD	17,089	1,164,615
Norwegian Cruise Line Holdings Ltd*	13,819	678,927
Starbucks Corp	79,169	4,608,428
Wynn Resorts Limited	5,133	423,370
		6,875,340

Leisure Products (0.19%)
Mattel Inc	15,784	513,296

Passenger Transportation (0.62%)
American Airlines Group Inc	40,243	1,649,963

Retail - Discretionary (7.82%)
Amazon.com Inc* (c)	22,125	12,224,504
Bed Bath & Beyond Inc*	8,661	415,295
eBay Inc*	69,847	1,662,359
JD.com Inc*	50,313	1,293,547
Liberty Interactive Corp QVC Group*	23,594	598,816
O'Reilly Automotive Inc*	6,034	1,570,771
Ross Stores Inc	26,671	1,466,372
Staples Inc	29,880	282,366
Tractor Supply Company	7,260	613,978
Ulta Salon Cosmetics & Fragrance Inc*	3,850	635,982
		20,763,990

Total Consumer Discretionary		31,927,602

Consumer Staples (7.67%)
Consumer Products (4.05%)
Keurig Green Mountain Inc	7,788	716,029
Kraft Heinz Co/The	65,070	5,011,691
Mondelez International Inc	86,754	3,516,140
Monster Beverage Corp*	11,924	1,496,462
		10,740,322

Retail - Consumer Staples (3.62%)
Costco Wholesale Corporation	23,726	3,559,612
Dollar Tree Inc*	11,666	936,197
Walgreens Boots Alliance Inc	58,051	4,582,545
Whole Foods Market Inc	16,835	527,104
		9,605,458

Total Consumer Staples		20,345,780

Financials (1.52%)
Specialty Finance (1.52%)
Fiserv Inc*	14,673	1,403,179
PayPal Holdings Inc*	69,315	2,643,674
Total Financials		4,046,853

Health Care (13.56%)
Biotech & Pharma (11.23%)
Alexion Pharmaceuticals Inc*	13,025	1,833,920
Amgen Inc	43,514	6,191,172
Biogen Inc*	12,837	3,330,175
BioMarin Pharmaceutical Inc*	7,970	652,504
Celgene Corp*	42,212	4,256,236
Endo International PLC*	13,637	570,163
Gilead Sciences Inc	84,223	7,348,456

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/29/2016

Security Description	Shares	Value (Note 1)
Incyte Corporation*	11,612	$853,482
Mylan NV*	30,228	1,362,376
Regeneron Pharmaceuticals Inc*	5,625	2,160,113
Vertex Pharmaceuticals Inc*	14,515	1,240,887
		29,799,484

Health Care Facilities & Svcs (1.32%)
Express Scripts Holding Co*	39,262	2,763,259
Henry Schein Inc*	4,450	736,253
		3,499,512

Medical Equipment & Devices (1.01%)
Illumina Inc*	8,896	1,336,535
Intuitive Surgical Inc*	2,408	1,355,849
		2,692,384

Total Health Care		35,991,380

Industrials (1.12%)
Engineering & Construction Svcs (0.25%)
SBA Communications Corp*	6,889	653,697

Transportation & Logistics (0.33%)
CH Robinson Worldwide Inc	6,834	477,219
Expeditors International of Washington Inc	8,948	409,639
		886,858

Transportation Equipment (0.35%)
PACCAR Inc	17,637	908,306

Waste & Environ Svcs & Equip (0.19%)
Stericycle Inc*	4,526	515,647

Total Industrials		2,964,508

Technology (35.61%)
Hardware (12.78%)
Apple Inc (c)	253,602	24,520,777
Cisco Systems Inc	291,871	7,641,183
Garmin Ltd	8,951	362,605
NetApp Inc	14,548	361,372
Seagate Technology Public Limited Company	16,891	529,702
Western Digital Corporation	11,432	497,635
		33,913,274

Semiconductors (9.77%)
Analog Devices Inc	20,456	1,083,963
Applied Materials Inc	75,855	1,431,384
Broadcom Ltd	14,931	2,000,306
Intel Corp	272,824	8,072,863
Lam Research Corp	7,434	544,912
Linear Technology Corp	11,162	486,886
Maxim Integrated Products Inc	17,117	579,582
Micron Technology Inc*	53,091	564,357
NVIDIA Corp	25,364	795,415
NXP Semiconductors NV*	16,142	1,149,956
QUALCOMM Inc	84,531	4,293,329
SanDisk Corporation	9,618	694,997
Skyworks Solutions Inc	9,499	631,209
Texas Instruments Incorporated	57,108	3,027,866
Xilinx Inc	12,200	576,084
		25,933,109

Software (10.80%)
Activision Blizzard Inc	44,550	1,410,899
Adobe Systems Inc*	27,421	2,334,898
Akamai Technologies Inc*	9,503	512,877
Autodesk Inc*	12,115	626,830
CA Inc	20,663	605,219
Cerner Corp*	22,140	1,130,468
Check Point Software Technologies Ltd*	9,625	799,549
Citrix Systems Inc*	8,530	602,645
Electronic Arts Inc*	19,715	1,266,492
Intuit Inc	16,711	1,614,951
Microsoft Corp (c)	336,220	17,106,873
Symantec Corp	33,840	653,450
		28,665,151

Technology Services (2.26%)
Automatic Data Processing Inc	26,657	2,257,581
Cognizant Technology Solutions*	33,828	1,927,519
Paychex Inc	23,300	1,197,387
Verisk Analytics Inc*	8,404	612,147
		5,994,634

Total Technology		94,506,168

Total Common Stock (Cost $214,000,565)		254,409,786

Security Description	Par Value	Value (Note 1)
Short-Term Investments (0.90%)

United States Treasury Bills (0.90%)
Treasury Bill 0% 6/2/2016	$2,400,000	$2,396,757
Total United States Treasury Bills		2,396,757

Total Short-Term Investments (Cost $2,396,757)		2,396,757

Total Investments (Cost $216,397,322) (a) (96.76%)		256,806,543
Other Net Assets (3.24%)		8,601,323
Net Assets (100.00%)		$265,407,866

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $216,694,836. At February 29, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$56,504,132
Unrealized depreciation	(16,392,425)
Net unrealized appreciation	$40,111,707

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

(b) Futures contracts at February 29, 2016:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
129 / MAR 2016 / Long / CME	$10,755,549	$10,839,225	$83,676

(c) A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

Shelton Green Alpha Fund	Portfolio of Investments (Unaudited)	2/29/2016

Security Description	Shares	Value (Note 1)
Common Stock (90.77%)

Communications (2.93%)
Media (2.93%)
Alphabet Inc Class C*	1,440	$1,004,789
Total Communications		1,004,789

Consumer Discretionary (7.36%)
Automotive (4.08%)
Kandi Technologies Group Inc*	85,000	592,450
Tesla Motors Inc*	4,200	806,106
		1,398,556

Home & Office Products (3.28%)
Herman Miller Inc	21,000	547,890
Interface Inc	23,000	365,700
Steelcase Inc	17,000	212,330
		1,125,920

Total Consumer Discretionary		2,524,476

Consumer Staples (8.33%)
Consumer Products (5.39%)
Hain Celestial Group Inc/The*	19,300	713,521
SunOpta Inc*	71,000	433,810
WhiteWave Foods Company/The*	18,100	700,832
		1,848,163

Distributors - Consumer Staples (1.71%)
United Natural Foods Inc*	19,000	586,340

Retail - Consumer Staples (1.23%)
Natural Grocers by Vitamin Cottage Inc*	21,000	422,520

Total Consumer Staples		2,857,023

Energy (27.08%)
Renewable Energy (27.08%)
Advanced Energy Industries Inc*	24,000	715,920
Canadian Solar Inc*	62,000	1,411,740
China Ming Yang Wind Power Group Limited*	260,000	621,400
First Solar Inc*	24,000	1,724,880
JA Solar Holdings Co Ltd*	35,000	312,550
JinkoSolar Holding Co Ltd*	21,400	511,460
Silver Spring Networks Inc*	5,800	72,500
SolarCity Corp*	22,800	420,204
SunPower Corp*	47,200	1,114,864
Trina Solar Limited*	94,000	976,660
Vestas Wind Systems A/S	62,500	1,411,250
Total Energy		9,293,428

Financials (3.95%)
Insurance (0.92%)
Muenchener Rueckversicherungs-Gesellschaft AG ADR	16,000	315,520

Real Estate (3.03%)
Alexandria Real Estate Equities Inc	4,900	387,884
Hannon Armstrong Sustainable Infrastructure Capital Inc	9,100	160,251
Liberty Property Trust	17,000	490,960
		1,039,095

Total Financials		1,354,615

Health Care (1.57%)
Medical Equipment & Devices (1.57%)
Exact Sciences Corp*	8,800	44,264
Greatbatch Inc*	7,000	264,600
Waters Corporation*	1,900	228,589
Total Health Care		537,453

Industrials (5.43%)
Electrical Equipment (5.43%)
ABB Ltd	37,600	669,280
Acuity Brands Inc	1,500	314,145
Badger Meter Inc	5,000	328,450
Itron Inc*	13,800	549,792
Total Industrials		1,861,667

Materials (2.70%)
Construction Materials (1.76%)
Trex Company Inc*	14,000	602,980

Iron & Steel (0.94%)
Schnitzer Steel Industries Inc	22,000	322,080

Total Materials		925,060

Technology (24.55%)
Hardware (6.98%)
Apple Inc	6,500	628,485
Garmin Ltd	4,300	174,193
Kyocera Corporation	12,300	541,569
LG Display Co Ltd*	30,000	300,300
Sierra Wireless Inc*	56,800	750,896
		2,395,443

Semiconductors (11.45%)
Applied Materials Inc	45,600	860,472
Brooks Automation Inc	27,000	263,250
Cree Inc*	12,600	399,924
InvenSense Inc*	27,000	210,870
QUALCOMM Inc	12,500	634,875
Skyworks Solutions Inc	9,100	604,695
Universal Display Corporation*	20,000	955,600
		3,929,686

Software (3.26%)
ANSYS Inc*	5,800	481,516
Autodesk Inc*	7,000	362,180
Omnicell Inc*	4,000	109,480
Splunk Inc*	3,800	165,680
		1,118,856

Technology Services (2.86%)
International Business Machines	7,500	982,725

Total Technology		8,426,710

Utilities (6.87%)
Utilities (6.87%)
8Point3 Energy Partners LP	23,000	347,070
California Water Service Group	22,900	566,088
Consolidated Water Co Ltd	53,000	576,110
Pattern Energy Group Inc	51,000	865,980
Total Utilities		2,355,248

Total Common Stock (Cost $32,848,148)		31,140,469

Total Investments (Cost $32,848,148) (a) (90.77%)		31,140,469
Other Net Assets (9.23%)		3,166,576
Net Assets (100.00%)		$34,307,045

* Non-income producing security.

(a) Aggregate cost for federal income tax purpose is $32,877,145. At February 29, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$3,299,803
Unrealized depreciation	(5,036,479)
Net unrealized depreciation	$(1,736,676)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements.

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 29, 2016 (Unaudited)

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of Investments	$81,628,259	$22,030,510	$7,218,297	$72,774,784
Market value of investments (Note 1)	87,191,141	22,961,152	7,239,267	72,774,784
Cash	86,289	48,455	10,042	60,045
Interest receivable	951,467	97,285	10,106	—
Receivable for fund shares sold	485,144	30,337	3,003	—
Prepaid CCO fees	874	—	—	—
Prepaid expenses	7,890	5,725	3,563	6,207
Total assets	88,722,805	23,142,954	7,265,981	72,841,036

Liabilities
Payable for fund shares repurchased	294,924	7,875	—	—
Payable to investment advisor	37,733	7,601	838	4,232
Distributions payable	185,160	—	—	—
Accrued 12b-1 fees	—	1,210	380	49
Accrued shareholder service fees	—	1,275	390	77
Accrued administration fees	6,832	1,778	557	5,245
Accrued CCO fees	—	179	53	589
Accrued expenses	26,628	6,933	3,557	12,854
Total liabilities	551,277	26,851	5,775	23,046

Net assets	$88,171,528	$23,116,103	$7,260,206	$72,817,990

Net assets at February 29, 2016 consist of
Paid-in capital	$82,510,876	$22,601,911	$7,242,147	$72,820,475
Undistributed net investment income	167,824	58,240	(3,087)	—
Accumulated net realized gains (losses)	(70,054)	(474,690)	176	(2,485)
Unrealized appreciation (depreciation) of investments	5,562,882	930,642	20,970	—
Total net assets	$88,171,528	$23,116,103	$7,260,206	$72,817,990

Net assets
Direct Shares	$88,171,528	$17,944,370	$5,763,754	$70,231,264
K Shares	$—	$5,171,733	$1,496,452	$2,586,726

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	7,452,206	1,696,672	566,477	70,235,414
K Shares (no par value, unlimited shares authorized)	—	488,842	149,197	2,585,090

Net asset value per share
Direct Shares	$11.83	$10.58	$10.17	$1.00
K Shares	$—	$10.58	$10.03	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 29, 2016 (Unaudited) (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Assets
Investments in securities
Cost of investments	$63,900,164	$82,754,917	$39,558,904	$100,689,697
Market value of investments (Note 1)	127,849,716	127,377,266	47,572,889	165,895,100
Cash	186,746	550,094	299,797	1,678,670
Cash held at broker	199,950	210,000	200,000	100,000
Dividend receivable	321,631	149,383	34,556	715,333
Receivable for fund shares sold	71,023	52,323	19,782	52,004
Prepaid CCO fees	—	—	—	1,594
Prepaid expenses	23,956	23,909	11,606	20,601
Total assets	128,653,022	128,362,975	48,138,630	168,463,302

Liabilities
Payable for fund shares repurchased	7,586	468,325	203	153,368
Payable to investment advisor	14,804	37,721	17,634	69,898
Variation margin payable	9,900	3,338	3,800	—
Accrued 12b-1 fees	1,703	1,131	1,998	1,265
Accrued shareholder service fees	2,697	1,111	2,190	1,525
Accrued administration fees	9,776	9,586	3,563	12,655
Accrued CCO fees	977	1,084	374	—
Accrued expenses	24,651	24,569	14,442	65,442
Total liabilities	72,094	546,865	44,204	304,153

Net assets	$128,580,928	$127,816,110	$48,094,426	$168,159,149

Net assets at February 29, 2016 consist of
Paid-in capital	$64,028,180	$81,224,671	$38,436,094	$94,737,289
Undistributed net investment income	702,038	(68,645)	(37,551)	771,654
Accumulated net realized gain (loss)	(131,642)	2,000,905	1,651,774	7,444,803
Unrealized appreciation (depreciation) of investments	63,949,552	44,622,349	8,013,985	65,205,403
Unrealized appreciation (depreciation) of futures contracts	32,800	36,830	30,124	—
Total net assets	$128,580,928	$127,816,110	$48,094,426	$168,159,149

Net assets
Direct Shares	$121,090,971	$123,097,365	$39,030,773	$162,506,314
K Shares	$7,489,957	$4,718,745	$9,063,653	$5,652,835

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,172,258	5,387,653	2,209,916	6,683,407
K Shares (no par value, unlimited shares authorized)	196,156	208,470	523,299	234,319

Net asset value per share
Direct Shares	$38.17	$22.85	$17.66	$24.31
K Shares	$38.18	$22.64	$17.32	$24.12

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 29, 2016 (Unaudited) (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$8,165,157	$216,397,322	$32,848,148
Market value of investments (Note 1)	8,438,950	256,806,543	31,140,469
Cash	208,045	7,387,181	3,367,657
Cash held at broker	—	650,000	—
Dividend receivable	58,307	360,152	26,774
Receivable for fund shares sold	8,158	539,868	274,537
Prepaid CCO fees	—	—	—
Prepaid expenses	5,707	33,757	10,278
Total assets	8,719,167	265,777,501	34,819,715

Liabilities
Payable for investments purchased	—	—	195,464
Payable for fund shares repurchased	5,129	154,730	275,422
Payable to investment advisor	3,957	8,920	27,582
Variation margin payable	—	72,383	—
Accrued 12b-1 fees	698	3,048	—
Accrued shareholder service fees	935	3,547	—
Accrued administration fees	673	19,851	2,497
Accrued CCO fees	71	1,763	279
Accrued expenses	5,222	105,393	11,426
Total liabilities	16,685	369,635	512,670

Net assets	$8,702,482	$265,407,866	$34,307,045

Net assets at February 29, 2016 consist of
Paid-in capital	$9,792,873	$226,925,969	$36,459,120
Undistributed net investment income	45,584	522,381	(54,068)
Accumulated net realized gain (loss)	(1,409,768)	(2,533,381)	(390,328)
Unrealized appreciation (depreciation) of investments	273,793	40,409,221	(1,707,679)
Unrealized appreciation (depreciation) of futures contracts	—	83,676	—
Total net assets	$8,702,482	$265,407,866	$34,307,045

Net assets
Direct Shares	$5,122,869	$251,044,457	$34,307,045
K Shares	$3,579,613	$14,363,409	$—

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	692,642	23,239,348	2,551,978
K Shares (no par value, unlimited shares authorized)	481,991	1,366,368	—

Net asset value per share
Direct Shares	$7.40	$10.80	$13.44
K Shares	$7.43	$10.51	$—

See accompanying notes to financial statements.

Statements of Operations February 29, 2016 (Unaudited)

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$1,477,703	$251,300	$27,628	$50,798
Total	1,477,703	251,300	27,628	50,798

Expenses
Management fees (Note 2)	220,709	60,801	17,674	186,178
Administration fees (Note 2)	39,844	10,975	3,191	33,650
Transfer agent fees	11,759	7,923	1,909	8,014
Accounting services	15,791	5,386	2,144	10,893
Custodian fees	3,604	1,668	874	3,429
Legal and audit fees	8,789	4,653	3,200	10,367
CCO fees (Note 2)	2,411	1,089	317	3,286
Trustees fees	3,105	3,065	3,135	3,042
Insurance	1,800	501	136	1,732
Printing	926	1,313	369	3,110
Registration and dues	2,703	5,388	1,349	2,277
12b-1 fees Class K (Note 2)	—	6,507	1,854	—
Shareholder service fees (Note 2)	—	6,507	1,854	—
Total expenses	311,441	115,776	38,006	265,978
Less reimbursement from manager (Note 2)	—	(12,728)	(13,435)	(215,180)
Net expenses	311,441	103,048	24,571	50,798
Net investment income	1,166,262	148,252	3,057	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	—	37,851	85	(51)
Change in unrealized appreciation (depreciation) of investments	1,075,526	289,886	8,178	—
Net realized and unrealized gain (loss) of investments	1,075,526	327,737	8,263	(51)
Net increase (decrease) in net assets resulting from operations	$2,241,788	$475,989	$11,320	$(51)

See accompanying notes to financial statements.

Statements of Operations February 29, 2016 (Unaudited) (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Investment income
Interest income	$1,017	$1,147	$1,052	$—
Dividend income (net of foreign tax witheld: $0; $142; $52; $7,725 respectively)	1,486,140	986,385	343,262	2,529,648
Total	1,487,157	987,532	344,314	2,529,648

Expenses
Management fees (Note 2)	165,147	272,748	123,137	445,404
Administration fees (Note 2)	59,619	61,538	22,226	80,393
Transfer agent fees	14,308	14,000	9,021	88,957
Accounting services	25,942	24,888	15,850	24,310
Custodian fees	6,562	6,747	3,333	6,674
Legal and audit fees	13,650	15,184	6,854	15,742
CCO fees (Note 2)	5,917	6,048	2,193	5,065
Trustees fees	3,088	3,119	3,095	3,090
Insurance	2,870	3,076	1,062	3,895
Printing	5,776	4,711	4,154	18,029
Registration and dues	6,552	7,607	3,987	14,176
12b-1 fees Class K (Note 2)	9,805	6,086	11,725	7,093
Shareholder service fees Class K (Note 2)	9,805	6,086	11,725	7,093
Licensing fee	6,505	8,749	2,723	—
Total expenses	335,546	440,587	221,085	719,921
Less reimbursement from manager (Note 2)	(78,094)	(33,830)	(15,704)	—
Net expenses	257,452	406,757	205,381	719,921
Net investment income	1,229,705	580,775	138,933	1,809,727

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	709,825	2,348,192	1,917,990	12,114,643
Net realized gain (loss) from futures contracts	(116,005)	(391,284)	(218,156)	—
Change in unrealized appreciation (depreciation) of investments	(3,219,126)	(9,519,941)	(4,487,514)	(15,492,409)
Change in unrealized appreciation (depreciation) of futures contracts	55,238	278,720	87,709	—
Net realized and unrealized gain (loss) on investments	(2,570,068)	(7,284,313)	(2,699,971)	(3,377,766)
Net increase (decrease) in net assets resulting from operations	$(1,340,363)	$(6,703,538)	$(2,561,038)	$(1,568,039)

See accompanying notes to financial statements.

Statements of Operations February 29, 2016 (Unaudited) (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Interest income	$—	$4,660	$—
Dividend income (net of foreign tax witheld: $7,847; $2,623; $5,818 respectively)	120,549	1,644,867	149,537
Total	120,549	1,649,527	149,537

Expenses
Management fees (Note 2)	40,345	651,175	154,887
Administration fees (Note 2)	4,284	117,542	13,980
Transfer agent fees	3,849	63,859	6,081
Accounting services	2,351	37,987	5,434
Custodian fees	1,303	11,586	1,912
Legal and audit fees	3,449	21,188	5,433
CCO fees (Note 2)	427	11,563	1,436
Trustees fees	3,033	3,106	3,157
Insurance	211	5,209	634
Printing	1,019	14,233	1,697
Registration and dues	2,335	15,762	8,954
12b-1 fees Class K (Note 2)	4,910	21,125	—
Shareholder service fees Class K (Note 2)	4,910	21,125	—
Licensing fee	—	52,608	—
Total expenses	72,426	1,048,068	203,605
Less reimbursement from manager (Note 2)	(15,168)	(367,251)	—
Net expenses	57,258	680,817	203,605
Net investment income	63,291	968,710	(54,068)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	951	(320,137)	219,436
Net realized gain (loss) from futures contracts	—	(883,864)	—
Change in unrealized appreciation (depreciation) of investments	(1,273,466)	(4,604,128)	(813,303)
Change in unrealized appreciation (depreciation) of futures contracts	—	33,556	—
Net realized and unrealized gain (loss) on investments	(1,272,515)	(5,774,573)	(593,867)
Net increase (decrease) in net assets resulting from operations	$(1,209,224)	$(4,805,863)	$(647,935)

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	California Tax-Free Income Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment income (loss)	$1,166,262	$2,269,029
Net realized gain (loss) on investments	—	(70,054)
Change in unrealized appreciation (depreciation) of investments	1,075,526	(565,276)
Net increase (decrease) in net assets resulting from operations	2,241,788	1,633,699

Distributions to shareholders
Distributions from net investment income	(1,135,504)	(2,231,089)
Distributions from realized capital gains on investments	—	(400,216)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(2,147,900)	(6,900,262)
Total increase (decrease)	(1,041,616)	(7,897,868)

Net assets
Beginning of period	89,213,144	97,111,012
End of period	$88,171,528	$89,213,144
Including undistributed net investment income (loss) of:	$167,824	$137,066

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment income (loss)	$148,252	$338,356	$3,057	$(6,315)	$—	$—
Net realized gain (loss) on investments	37,851	110,258	85	1,347	(51)	570
Change in unrealized appreciation (depreciation) of investments	289,886	(33,502)	8,178	(8,840)	—	—
Net increase (decrease) in net assets resulting from operations	475,989	415,112	11,320	(13,808)	(51)	570

Distributions to shareholders
Distributions from net investment income
Direct shares	(123,490)	(288,970)	(3,833)	—	—	—
K shares	(23,001)	(50,740)	—	—	—	—
Distributions from realized capital gains on investments
Direct shares	—	—	—	(1,845)	—	—
K shares	—	—	—	(469)	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(2,417,827)	(3,701,972)	525,842	(941,437)	(16,057,073)	(20,035,664)
Total increase (decrease)	(2,088,329)	(3,626,570)	533,329	(957,559)	(16,057,124)	(20,035,094)

Net assets
Beginning of period	25,204,432	28,831,002	6,726,877	7,684,436	88,875,114	108,910,208
End of period	$23,116,103	$25,204,432	$7,260,206	$6,726,877	$72,817,990	$88,875,114
Including undistributed net investment income (loss) of:	$58,240	$56,479	$(3,087)	$(2,311)	$—	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment income (loss)	$1,229,705	$2,365,579	$580,775	$1,350,067	$138,933	$299,010
Net realized gain (loss) on investments	709,825	2,991,296	2,348,192	22,388,896	1,917,990	4,883,885
Net realized gain (loss) on futures contracts	(116,005)	42,663	(391,284)	82,801	(218,156)	(6,605)
Change in unrealized appreciation (depreciation) of investments	(3,219,126)	(4,885,328)	(9,519,941)	(23,597,547)	(4,487,514)	(3,257,313)
Change in unrealized appreciation (depreciation) of futures contracts	55,238	(41,106)	278,720	(242,170)	87,709	(62,685)
Net increase (decrease) in net assets resulting from operations	(1,340,363)	473,104	(6,703,538)	(17,953)	(2,561,038)	1,856,292

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,245,060)	(2,188,450)	(655,943)	(1,462,739)	(175,018)	(271,094)
K shares	(55,231)	(93,268)	(11,075)	(23,818)	(16,666)	(12,716)
Distributions from realized capital gains on investments
Direct shares	(3,080,771)	(515,560)	(21,413,287)	(11,448,852)	(3,975,481)	(2,983,582)
K shares	(193,578)	(38,363)	(782,857)	(467,757)	(944,574)	(801,864)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	3,294,783	(1,326,328)	11,778,052	(17,349,414)	5,122,826	(241,934)
Total increase (decrease)	(2,620,220)	(3,688,865)	(17,788,648)	(30,770,533)	(2,549,951)	(2,454,898)

Net assets
Beginning of period	131,201,148	134,890,013	145,604,758	176,375,291	50,644,377	53,099,275
End of period	$128,580,928	$131,201,148	$127,816,110	$145,604,758	$48,094,426	$50,644,377
Including undistributed net investment income (loss) of:	$702,038	$772,624	$(68,645)	$17,598	$(37,551)	$15,200.00

	Shelton Core Value Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment income (loss)	$1,809,727	$3,626,840	$63,291	$267,606	$968,710	$1,893,669
Net realized gain (loss) on investments	12,114,643	6,710,837	951	(446,043)	(320,137)	1,877,898
Net realized gain (loss) on futures contracts	—	—	—	—	(883,864)	(130,349)
Change in unrealized appreciation (depreciation) of investments	(15,492,409)	(11,850,680)	(1,273,466)	(1,099,257)	(4,604,128)	4,682,134
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	33,556	2,390
Net increase (decrease) in net assets resulting from operations	(1,568,039)	(1,513,003)	(1,209,224)	(1,277,694)	(4,805,863)	8,325,742

Distributions to shareholders
Distributions from net investment income
Direct shares	(2,150,336)	(3,397,483)	(32,639)	(170,458)	(1,295,436)	(1,204,818)
K shares	(62,484)	(73,108)	(12,300)	(93,639)	(37,068)	(40,664)
Distributions from realized capital gains on investments
Direct shares	(2,543,593)	—	—	—	—	—
K shares	(81,226)	—	—	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(11,631,731)	(13,052,453)	(203,308)	(2,285,236)	22,425,758	123,351,748
Total increase (decrease)	(18,037,409)	(18,036,047)	(1,457,471)	(3,827,027)	16,287,391	130,432,008

Net assets
Beginning of period	186,196,558	204,232,605	10,159,953	13,986,980	249,120,475	118,688,467
End of period	$168,159,149	$186,196,558	$8,702,482	$10,159,953	$265,407,866	$249,120,475
Including undistributed net investment income (loss) of:	$771,654	$1,174,747	$45,584	$27,232	$522,381	$886,175

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Green Alpha Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
Operations
Net investment income (loss)	$(54,068)	$(139,032)
Net realized gain (loss) on investments	219,436	(609,517)
Change in unrealized appreciation (depreciation) of investments	(813,303)	(3,604,605)
Net increase (decrease) in net assets resulting from operations	(647,935)	(4,353,154)

Distributions to shareholders
Distributions from realized capital gains on investments	—	(783)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	5,359,354	11,513,073
Total increase (decrease)	4,711,419	7,159,136

Net assets
Beginning of period	29,595,626	22,436,490
End of period	$34,307,045	$29,595,626
Including undistributed net investment income (loss) of:	$(54,068)	$—

Statements of Changes in Net Assets (Continued)

California Tax-Free Income Fund	Direct Shares
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	164,343	$1,937,679	194,746	$2,294,178
Shares issued in reinvestment of distributions	48,812	572,848	166,886	1,963,103
Shares repurchased	(394,925)	(4,658,427)	(949,266)	(11,157,543)
Net increase (decrease)	(181,770)	$(2,147,900)	(587,634)	$(6,900,262)

U.S. Government Securities Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	238,594	$2,491,421	384,005	$4,014,509	44,656	$467,642	99,416	$1,042,202
Shares issued in reinvestment of distributions	7,735	80,580	26,664	279,002	1,478	15,401	4,842	50,736
Shares repurchased	(454,792)	(4,738,493)	(692,719)	(7,249,542)	(70,151)	(734,378)	(175,786)	(1,838,879)
Net increase (decrease)	(208,463)	$(2,166,492)	(282,050)	$(2,956,031)	(24,017)	$(251,335)	(71,528)	$(745,941)

Short-Term U.S. Government Bond Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	82,346	$837,075	65,249	$663,567	25,548	$255,986	36,445	$366,743
Shares issued in reinvestment of distributions	295	2,997	180	1,833	—	—	46	469
Shares repurchased	(30,302)	(307,445)	(120,389)	(1,224,074)	(26,196)	(262,771)	(74,416)	(749,975)
Net increase (decrease)	52,339	$532,627	(54,960)	$(558,674)	(648)	$(6,785)	(37,925)	$(382,763)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

The United States Treasury Trust	Direct Shares		K Shares
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	23,916,526	63,327,313	352,517	827,570
Shares issued in reinvestment of distributions	—	—	—	—
Shares repurchased	(39,909,274)	(83,000,904)	(416,842)	(1,189,643)
Net increase (decrease)	(15,992,748)	(19,673,591)	(64,325)	(362,073)

S&P 500 Index Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	194,592	$7,741,409	371,368	$15,289,729	21,509	$846,713	43,932	$1,826,574
Shares issued in reinvestment of distributions	97,477	3,956,911	59,860	2,471,846	6,103	248,309	3,175	130,803
Shares repurchased	(207,873)	(8,160,286)	(388,443)	(16,086,221)	(33,703)	(1,338,273)	(122,276)	(4,959,059)
Net increase (decrease)	84,196	$3,538,034	42,785	$1,675,354	(6,091)	$(243,251)	(75,169)	$(3,001,682)

S&P MidCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	229,750	$5,800,350	222,791	$6,653,357	14,959	$376,703	37,031	$1,101,722
Shares issued in reinvestment of distributions	849,016	21,183,607	428,459	12,439,014	32,049	791,768	17,062	490,171
Shares repurchased	(631,174)	(15,718,976)	(1,173,107)	(34,829,973)	(24,611)	(655,400)	(107,655)	(3,203,705)
Net increase (decrease)	447,592	$11,264,981	(521,857)	$(15,737,602)	22,397	$513,071	(53,562)	$(1,611,812)

S&P SmallCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	141,080	$2,636,078	210,742	$4,481,991	32,247	$588,209	75,932	$1,585,647
Shares issued in reinvestment of distributions	209,473	4,094,424	157,320	3,210,535	50,126	961,241	40,774	814,580
Shares repurchased	(122,408)	(2,328,974)	(319,314)	(6,746,069)	(44,415)	(828,152)	(171,559)	(3,588,618)
Net increase (decrease)	228,145	$4,401,528	48,748	$946,457	37,958	$721,298	(54,853)	$(1,188,391)

Shelton Core Value Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	147,492	$3,666,584	348,617	$9,213,866	19,367	$471,942	40,590	$1,065,123
Shares issued in reinvestment of distributions	182,915	4,574,858	123,615	3,266,713	5,771	143,650	2,788	73,089
Shares repurchased	(789,407)	(19,953,762)	(906,656)	(24,032,821)	(21,499)	(535,003)	(100,413)	(2,638,423)
Net increase (decrease)	(459,000)	$(11,712,320)	(434,424)	$(11,552,242)	3,639	$80,589	(57,035)	$(1,500,211)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

European Growth & Income Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	57,089	$457,701	141,088	$1,284,773	42,691	$345,248	104,972	$954,715
Shares issued in reinvestment of distributions	3,992	32,391	19,013	169,309	1,510	12,300	10,454	93,639
Shares repurchased	(66,031)	(536,056)	(339,374)	(3,078,618)	(62,824)	(514,892)	(186,358)	(1,709,054)
Net increase (decrease)	(4,950)	$(45,964)	(179,273)	$(1,624,536)	(18,623)	$(157,344)	(70,932)	$(660,700)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015		Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	6,217,443	$70,437,175	15,657,235	$171,345,548	192,934	$2,111,990	1,519,901	$16,196,760
Shares issued in reinvestment of distributions	111,381	1,237,862	104,547	1,150,685	3,554	37,068	3,105	33,272
Shares repurchased	(4,125,693)	(45,836,614)	(4,895,158)	(53,942,512)	(494,831)	(5,561,723)	(1,057,574)	(11,432,005)
Net increase (decrease)	2,203,131	$25,838,423	10,866,624	$118,553,721	(298,343)	$(3,412,665)	465,432	$4,798,027

Shelton Green Alpha Fund	Direct Shares
	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015
	Shares	Value	Shares	Value
Shares sold	690,790	$9,500,290	1,231,231	$18,525,990
Shares issued in reinvestment of distributions	—	—	52	757
Shares repurchased	(303,527)	(4,140,936)	(477,359)	(7,013,674)
Net increase (decrease)	387,263	$5,359,354	753,924	$11,513,073

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period)

California Tax-Free Income Fund Direct Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$11.69		$11.81	$11.27	$11.89	$11.38	$11.69
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.15		0.28	0.33	0.38	0.41	0.44
Net gain (loss) on securities (both realized and unrealized)	0.14		(0.07)	0.54	(0.62)	0.51	(0.25)
Total from investment operations	0.29		0.21	0.87	(0.25)	0.92	0.19
LESS DISTRIBUTIONS
Dividends from net investment income	(0.15)		(0.28)	(0.33)	(0.38)	(0.41)	(0.45)
Distributions from capital gains	—		(0.05)	—	—	—	(0.05)
Total distributions	(0.15)		(0.33)	(0.33)	(0.38)	(0.41)	(0.50)
Net asset value, end of period	$11.83		$11.69	$11.81	$11.27	$11.89	$11.38

Total return	2.50	%(f)	1.78%	7.80%	(2.12)%	8.17%	1.73%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$88,172		$89,213	$97,111	$100,233	$105,786	$99,223
Ratio of expenses to average net assets	0.71	%(g)	0.71%	0.73%	0.71%	0.72%	0.72%
Ratio of net investment income (loss) to average net assets	2.64	%(g)	2.41%	2.88%	3.29%	3.50%	3.93%
Portfolio turnover	1	%(f)	12%	10%	11%	10%	2%

(a)	Calculated based upon average shares outstanding.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

U.S. Government Securities Fund Direct Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$10.42		$10.40	$10.38	$10.93	$10.79	$10.68
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.07		0.14	0.19	0.19	0.20	0.21
Net gain (loss) on securities (both realized and unrealized)	0.16		0.02	0.02	(0.56)	0.13	0.11
Total from investment operations	0.23		0.16	0.21	(0.37)	0.33	0.32
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)		(0.14)	(0.19)	(0.18)	(0.19)	(0.21)
Net asset value, end of period	$10.58		$10.42	$10.40	$10.38	$10.93	$10.79

Total return	2.20	%(f)	1.58%	2.03%	(3.38)%	3.13%	3.09%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$17,944		$19,855	$22,746	$22,968	$26,927	$28,080
Ratio of expenses to average net assets:
Before expense reimbursements	0.85	%(g)	0.83%	0.86%	0.86%	0.87%	0.86%
After expense reimbursements	0.74	%(g)	0.74%	0.72%	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.22	%(g)	1.27%	1.68%	1.62%	1.69%	1.85%
After expense reimbursements	1.33	%(g)	1.38%	1.82%	1.74%	1.82%	1.97%
Portfolio turnover	4	%(f)	18%	32%	6%	9%	62%

K Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$10.43		$10.41	$10.40	$10.96	$10.82	$10.70
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.04		0.09	0.14	0.13	0.14	0.16
Net gain (loss) on securities (both realized and unrealized)	0.16		0.03	0.01	(0.55)	0.14	0.12
Total from investment operations	0.20		0.12	0.15	(0.42)	0.28	0.28
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		(0.10)	(0.14)	(0.14)	(0.14)	(0.16)
Net asset value, end of period	$10.58		$10.43	$10.41	$10.40	$10.96	$10.82

Total return	1.89	%(f)	1.13%	1.48%	(3.88)%	2.60%	2.65%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$5,172		$5,349	$6,085	$7,103	$8,202	$8,878
Ratio of expenses to average net assets:
Before expense reimbursements	1.35	%(g)	1.33%	1.36%	1.36%	1.37%	1.37%
After expense reimbursements	1.24	%(g)	1.24%	1.22%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.72	%(g)	0.77%	1.18%	1.12%	1.19%	1.35%
After expense reimbursements	0.83	%(g)	0.88%	1.32%	1.24%	1.32%	1.47%
Portfolio turnover	4	%(f)	18%	32%	6%	9%	62%

(a)	Calculated based upon average shares outstanding.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$10.16		$10.17		$10.17	$10.23	$10.32	$10.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.01		—		(0.01)	(0.01)	0.05	0.07
Net gain (loss) on securities (both realized and unrealized)	0.01		(0.01)		0.01	(0.04)	(0.07)	(0.04)
Total from investment operations	0.02		(0.01)		—	(0.05)	(0.02)	0.03
LESS DISTRIBUTIONS
Dividends from net investment income	(0.01)		—		—	—	(0.05)	(0.07)
Distributions from capital gains	—		(0.00	)(b)	—	(0.01)	(0.02)	(0.05)
Total distributions	(0.01)		(0.00)		—	(0.01)	(0.07)	(0.12)
Net asset value, end of period	$10.17		$10.16		$10.17	$10.17	$10.23	$10.32

Total return	0.17	%(f)	(0.07)%		0.00%	(0.43)%	(0.20)%	0.33%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$5,764		$5,223		$5,789	$6,819	$9,021	$11,668
Ratio of expenses to average net assets:
Before expense reimbursements	0.97	%(g)	0.97%		1.06%	1.07%	0.98%	0.92%
After expense reimbursements	0.59	%(g)	0.59%		0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.19	)%(g)	(0.36)%		(0.60)%	(0.53)%	0.10%	0.37%
After expense reimbursements	0.19	%(g)	0.02%		(0.13)%	(0.05)%	0.49%	0.70%
Portfolio turnover	25	%(f)	33%		28%	50%	13%	28%

K Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$10.03		$10.10		$10.15	$10.25	$10.34	$10.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	(0.02)		(0.05)		(0.06)	(0.06)	(0.00)	0.02
Net gain (loss) on securities (both realized and unrealized)	0.02		(0.02)		0.01	(0.03)	(0.07)	(0.04)
Total from investment operations	—		(0.07)		(0.05)	(0.09)	(0.07)	(0.02)
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—	—	—	(0.02)
Distributions from capital gains	—		(0.00	)(b)	—	(0.01)	(0.02)	(0.05)
Total distributions	—		(0.00)		—	(0.01)	(0.02)	(0.07)
Net asset value, end of period	$10.03		$10.03		$10.10	$10.15	$10.25	$10.34

Total return	0.00	%(f)	(0.66)%		(0.49)%	(0.85)%	(0.66)%	(0.18)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$1,496		$1,503		$1,896	$1,898	$2,060	$3,075
Ratio of expenses to average net assets:
Before expense reimbursements	1.47	%(g)	1.47%		1.56%	1.57%	1.48%	1.42%
After expense reimbursements	1.09	%(g)	1.09%		1.09%	1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.69	)%(g)	(0.86)%		(1.10)%	(1.04)%	(0.40)%	(0.13)%
After expense reimbursements	(0.31	)%(g)	(0.48)%		(0.63)%	(0.56)%	(0.01)%	0.20%
Portfolio turnover	25	%(f)	33%		28%	50%	13%	28%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

The United States Treasury Trust Direct Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	—		—		—		—		—		—
Net gain (loss) on securities (both realized and unrealized)	(0.000	)(c)	0.000	(b)	(0.000	)(c)	0.000	(b)	(0.000	)(c)	0.000	(b)
Total from investment operations	(0.000)		0.000		(0.000)		0.000		(0.000)		0.000
LESS DISTRIBUTIONS
Distributions from capital gains	—		—		—		—		—		(0.000	)(c)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00	%(f)	0.00%		0.00%		0.00%		0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$70,231		$86,224		$105,897		$69,479		$74,617		$61,459
Ratio of expenses to average net assets:
Before expense reimbursements	0.71	%(g)	0.70%		0.73%		0.76%		0.78%		0.78%
After expense reimbursements	0.14	%(d)(g)	0.03	%(d)	0.03	%(d)	0.07	%(d)	0.05	%(d)	0.12	%(d)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.58	)%(g)	(0.67)%		(0.70)%		(0.69)%		(0.73)%		(0.66)%
After expense reimbursements	0.00	%(d)(g)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)

K Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2013		Year Ended August 31, 2012		Year Ended August 31, 2011
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	—		—		—		—		—		—
Net gain (loss) on securities (both realized and unrealized)	(0.000	)(c)	0.000	(b)	(0.000	)(c)	0.000	(b)	(0.000	)(c)	0.000	(b)
Total from investment operations	(0.000)		0.000		(0.000)		0.000		(0.000)		0.000
LESS DISTRIBUTIONS
Distributions from capital gains	—		—		—		—		—		(0.000	)(c)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total return	0.00	%(f)	0.00%		0.00%		0.00%		0.00%		0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$2,587		$2,651		$3,013		$3,150		$2,508		$3,647
Ratio of expenses to average net assets:
Before expense reimbursements	0.71	%(g)	0.70%		0.73%		0.76%		0.77%		0.78%
After expense reimbursements	0.14	%(d)(g)	0.03	%(d)	0.03	%(d)	0.07	%(d)	0.05	%(d)	0.12	%(d)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.58	)%(g)	(0.67)%		(0.70)%		(0.69)%		(0.73)%		(0.66)%
After expense reimbursements	0.00	%(d)(g)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.001 per share.
(c)	Less than $(0.001) per share.
(d)	Includes negative yield waiver adjustment.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P 500 Index Fund Direct Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$39.88		$40.61	$33.59	$28.78	$24.91	$21.41
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.37		0.72	0.62	0.57	0.50	0.44
Net gain (loss) on securities (both realized and unrealized)	(0.69)		(0.58)	7.57	4.71	3.85	3.50
Total from investment operations	(0.32)		0.14	8.19	5.28	4.35	3.94
LESS DISTRIBUTIONS
Dividends from net investment income	(0.40)		(0.70)	(0.60)	(0.47)	(0.48)	(0.44)
Distributions from capital gains	(0.99)		(0.17)	(0.57)	—	—	—
Total distributions	(1.39)		(0.87)	(1.17)	(0.47)	(0.48)	(0.44)
Net asset value, end of period	$38.17		$39.88	$40.61	$33.59	$28.78	$24.91

Total return	(0.99	)%(f)	0.29%	24.75%	18.50%	17.68%	18.36%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$121,091		$123,138	$123,654	$101,124	$85,269	$74,717
Ratio of expenses to average net assets:
Before expense reimbursements	0.48	%(g)	0.47%	0.50%	0.52%	0.54%	0.51%
After expense reimbursements	0.36	%(g)	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.77	%(g)	1.63%	1.52%	1.65%	1.70%	1.55%
After expense reimbursements	1.89	%(g)	1.74%	1.66%	1.81%	1.88%	1.70%
Portfolio turnover	0	%(f)	3%	1%	3%	3%	1%

K Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$39.87		$40.50	$33.63	$28.83	$24.95	$21.47
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.27		0.51	0.43	0.41	0.37	0.31
Net gain (loss) on securities (both realized and unrealized)	(0.69)		(0.57)	7.55	4.74	3.86	3.51
Total from investment operations	(0.42)		(0.06)	7.98	5.15	4.23	3.82
LESS DISTRIBUTIONS
Dividends from net investment income	(0.28)		(0.40)	(0.54)	(0.35)	(0.35)	(0.34)
Distributions from capital gains	(0.99)		(0.17)	(0.57)	—	—	—
Total distributions	(1.27)		(0.57)	(1.11)	(0.35)	(0.35)	(0.34)
Net asset value, end of period	$38.18		$39.87	$40.50	$33.63	$28.83	$24.95

Total return	(1.24	)%(f)	(0.19)%	24.08%	17.95%	17.08%	17.77%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$7,490		$8,063	$11,236	$10,093	$8,166	$8,749
Ratio of expenses to average net assets:
Before expense reimbursements	0.99	%(g)	0.97%	1.00%	1.02%	1.04%	1.01%
After expense reimbursements	0.86	%(g)	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets			.
Before expense reimbursements	1.26	%(g)	1.13%	1.01%	1.15%	1.20%	1.05%
After expense reimbursements	1.39	%(g)	1.24%	1.15%	1.31%	1.38%	1.20%
Portfolio turnover	0	%(f)	3%	1%	3%	3%	1%

(a)	Calculated based upon average shares outstanding.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P Midcap Index Fund Direct Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$28.41		$30.95	$26.54	$23.11	$21.68	$17.84
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.11		0.25	0.24	0.30	0.18	0.17
Net gain (loss) on securities (both realized and unrealized)	(1.08)		(0.36)	5.61	4.81	2.35	3.83
Total from investment operations	(0.97)		(0.11)	5.85	5.11	2.53	4.00
LESS DISTRIBUTIONS
Dividends from net investment income	(0.12)		(0.28)	(0.24)	(0.27)	(0.15)	(0.16)
Distributions from capital gains	(4.47)		(2.15)	(1.20)	(1.41)	(0.95)	—
Total distributions	(4.59)		(2.43)	(1.44)	(1.68)	(1.10)	(0.16)
Net asset value, end of period	$22.85		$28.41	$30.95	$26.54	$23.11	$21.68

Total return	(4.68	)%(f)	(0.45)%	22.63%	23.39%	12.22%	22.38%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$123,097		$140,361	$169,020	$143,699	$123,478	$120,089
Ratio of expenses to average net assets:
Before expense reimbursements	0.63	%(g)	0.62%	0.63%	0.64%	0.65%	0.63%
After expense reimbursements	0.58	%(g)	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.82	%(g)	0.81%	0.76%	1.04%	0.72%	0.69%
After expense reimbursements	0.87	%(g)	0.85%	0.81%	1.10%	0.80%	0.74%
Portfolio turnover	1	%(f)	15%	10%	8%	11%	16%

K Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$28.18		$30.69	$26.38	$23.00	$21.57	$17.77
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.05		0.10	0.09	0.18	0.06	0.05
Net gain (loss) on securities (both realized and unrealized)	(1.07)		(0.35)	5.58	4.77	2.36	3.82
Total from investment operations	(1.02)		(0.25)	5.67	4.95	2.42	3.87
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		(0.11)	(0.16)	(0.16)	(0.04)	(0.07)
Distributions from capital gains	(4.47)		(2.15)	(1.20)	(1.41)	(0.95)	—
Total distributions	(4.52)		(2.26)	(1.36)	(1.57)	(0.99)	(0.07)
Net asset value, end of period	$22.64		$28.18	$30.69	$26.38	$23.00	$21.57

Total return	(4.90	)%(f)	(0.93)%	22.01%	22.75%	11.69%	21.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$4,719		$5,244	$7,355	$7,587	$6,417	$7,813
Ratio of expenses to average net assets:
Before expense reimbursements	1.13	%(g)	1.12%	1.13%	1.14%	1.15%	1.13%
After expense reimbursements	1.08	%(g)	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.32	%(g)	0.31%	0.26%	0.54%	0.22%	0.19%
After expense reimbursements	0.37	%(g)	0.35%	0.31%	0.61%	0.29%	0.24%
Portfolio turnover	1	%(f)	15%	10%	8%	11%	16%

(a)	Calculated based upon average shares outstanding.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P Smallcap Index Fund Direct Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$20.60		$21.55	$19.62	$15.71	$14.59	$11.72
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.06		0.14	0.10	0.14	0.09	0.07
Net gain (loss) on securities (both realized and unrealized)	(0.92)		0.58	3.26	3.94	2.28	2.87
Total from investment operations	(0.86)		0.72	3.36	4.08	2.37	2.94
LESS DISTRIBUTIONS
Dividends from net investment income	(0.08)		(0.13)	(0.09)	(0.14)	(0.08)	(0.06)
Distributions from capital gains	(2.00)		(1.54)	(1.34)	(0.03)	(1.17)	(0.01)
Total distributions	(2.08)		(1.67)	(1.43)	(0.17)	(1.25)	(0.07)
Net asset value, end of period	$17.66		$20.60	$21.55	$19.62	$15.71	$14.59

Total return	(5.12	)%(f)	3.50%	17.28%	26.14%	17.35%	25.11%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$39,031		$40,823	$41,651	$34,838	$26,325	$22,203
Ratio of expenses to average net assets:
Before expense reimbursements	0.80	%(g)	0.78%	0.82%	0.89%	0.92%	0.89%
After expense reimbursements	0.74	%(g)	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.60	%(g)	0.62%	0.38%	0.57%	0.45%	0.34%
After expense reimbursements	0.66	%(g)	0.66%	0.46%	0.72%	0.63%	0.49%
Portfolio turnover	0	%(f)	12%	13%	15%	0%	23%

K Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$20.24		$21.19	$19.36	$15.52	$14.42	$11.61
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.01		0.03	(0.01)	0.06	0.02	—
Net gain (loss) on securities (both realized and unrealized)	(0.90)		0.58	3.21	3.87	2.26	2.85
Total from investment operations	(0.89)		0.61	3.20	3.93	2.28	2.85
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.02)	(0.03)	(0.06)	(0.01)	(0.03)
Distributions from capital gains	(2.00)		(1.54)	(1.34)	(0.03)	(1.17)	(0.01)
Total distributions	(2.03)		(1.56)	(1.37)	(0.09)	(1.18)	(0.04)
Net asset value, end of period	$17.32		$20.24	$21.19	$19.36	$15.52	$14.42

Total return	(5.36	)%(f)	3.03%	16.64%	25.47%	16.83%	24.52%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$9,064		$9,821	$11,448	$11,402	$9,505	$9,987
Ratio of expenses to average net assets:
Before expense reimbursements	1.30	%(g)	1.28%	1.32%	1.39%	1.42%	1.39%
After expense reimbursements	1.24	%(g)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.10	%(g)	0.12%	(0.13)%	0.10%	(0.05)%	(0.16)%
After expense reimbursements	0.16	%(g)	0.16%	(0.04)%	0.25%	0.13%	(0.01)%
Portfolio turnover	0	%(f)	12%	13%	15%	0%	23%

(a)	Calculated based upon average shares outstanding.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Core Value Fund Direct Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$25.26		$25.98	$21.58	$18.13	$16.17	$14.03
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.25		0.48	0.38	0.37	0.32	0.27
Net gain (loss) on securities (both realized and unrealized)	(0.54)		(0.74)	4.42	3.37	1.95	2.12
Total from investment operations	(0.29)		(0.26)	4.80	3.74	2.27	2.39
LESS DISTRIBUTIONS
Dividends from net investment income	(0.30)		(0.46)	(0.40)	(0.29)	(0.31)	(0.25)
Distributions from capital gains	(0.36)		—	—	—	—	—
Total distributions	(0.66)		(0.46)	(0.40)	(0.29)	(0.31)	(0.25)
Net asset value, end of period	$24.31		$25.26	$25.98	$21.58	$18.13	$16.17

Total return	(1.19	)%(f)	(1.07)%	22.45%	20.80%	14.20%	17.01%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$162,506		$180,408	$196,820	$157,350	$140,741	$129,317
Ratio of expenses to average net assets:	0.79	%(g)	0.76%	0.83%	0.84%	0.88%	0.87%
Ratio of net investment income (loss) to average net assets	2.05	%(g)	1.80%	1.58%	1.83%	1.85%	1.63%
Portfolio turnover	5	%(f)	3%	3%	5%	4%	13%

K Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$25.09		$25.76	$21.40	$18.00	$16.06	$13.95
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.19		0.34	0.25	0.27	0.23	0.19
Net gain (loss) on securities (both realized and unrealized)	(0.53)		(0.73)	4.39	3.34	1.93	2.12
Total from investment operations	(0.34)		(0.39)	4.64	3.61	2.16	2.31
LESS DISTRIBUTIONS
Dividends from net investment income	(0.27)		(0.28)	(0.28)	(0.21)	(0.22)	(0.20)
Distributions from capital gains	(0.36)		—	—	—	—	—
Total distributions	(0.63)		(0.28)	(0.28)	(0.21)	(0.22)	(0.20)
Net asset value, end of period	$24.12		$25.09	$25.76	$21.40	$18.00	$16.06

Total return	(1.42	)%(f)	(1.56)%	21.81%	20.20%	13.59%	16.49%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$5,653		$5,789	$7,413	$7,924	$6,640	$6,624
Ratio of expenses to average net assets:	1.29	%(g)	1.26%	1.33%	1.34%	1.38%	1.37%
Ratio of net investment income (loss) to average net assets	1.55	%(g)	1.30%	1.08%	1.33%	1.35%	1.14%
Portfolio turnover	5	%(f)	3%	3%	5%	4%	13%

(a)	Calculated based upon average shares outstanding.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

European Growth & Income Fund Direct Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$8.47		$9.64	$8.37	$7.40	$7.62	$7.42
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.06		0.22	0.20	0.23	0.22	0.21
Net gain (loss) on securities (both realized and unrealized)	(1.08)		(1.17)	1.30	0.94	(0.21)	0.20
Total from investment operations	(1.02)		(0.95)	1.50	1.17	0.01	0.41
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)		(0.22)	(0.23)	(0.20)	(0.23)	(0.21)
Net asset value, end of period	$7.40		$8.47	$9.64	$8.37	$7.40	$7.62

Total return	(12.12	)%(f)	(9.91)%	17.92%	15.96%	0.20%	5.25%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$5,123		$5,906	$8,452	$7,306	$6,314	$5,871
Ratio of expenses to average net assets:
Before expense reimbursements	1.32	%(g)	1.26%	1.29%	1.38%	1.43%	1.35%
After expense reimbursements	1.00	%(g)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	1.23	%(g)	2.17%	1.81%	2.46%	2.58%	2.17%
After expense reimbursements	1.55	%(g)	2.43%	2.10%	2.84%	3.01%	2.52%
Portfolio turnover	0	%(f)	0%	15%	3%	0%	8%

K Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$8.50		$9.68	$8.38	$7.41	$7.63	$7.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.04		0.18	0.14	0.19	0.19	0.17
Net gain (loss) on securities (both realized and unrealized)	(1.08)		(1.17)	1.30	0.95	(0.22)	0.21
Total from investment operations	(1.04)		(0.99)	1.44	1.14	(0.03)	0.38
LESS DISTRIBUTIONS
Dividends from net investment income	(0.03)		(0.19)	(0.14)	(0.17)	(0.19)	(0.18)
Net asset value, end of period	$7.43		$8.50	$9.68	$8.38	$7.41	$7.63

Total return	(12.32	)%(f)	(10.34)%	17.19%	15.47%	(0.33)%	4.82%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$3,580		$4,254	$5,535	$5,795	$5,169	$5,888
Ratio of expenses to average net assets:
Before expense reimbursements	1.82	%(g)	1.76%	1.79%	1.88%	1.93%	1.85%
After expense reimbursements	1.50	%(g)	1.50%	1.49%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.71	%(g)	1.70%	1.22%	1.92%	2.13%	1.64%
After expense reimbursements	1.03	%(g)	1.96%	1.51%	2.31%	2.56%	1.99%
Portfolio turnover	0	%(f)	0%	15%	3%	0%	8%

(a)	Calculated based upon average shares outstanding.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Nasdaq-100 Index Fund Direct Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012	Year Ended August 31, 2011
Net asset value, beginning of period	$11.00		$10.47	$7.92	$7.04	$5.67	$4.47
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.04		0.11	0.11	0.08	0.04	0.03
Net gain (loss) on securities (both realized and unrealized)	(0.18)		0.49	2.55	0.86	1.36	1.19
Total from investment operations	(0.14)		0.60	2.66	0.94	1.40	1.22
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)		(0.07)	(0.11)	(0.06)	(0.03)	(0.02)
Net asset value, end of period	$10.80		$11.00	$10.47	$7.92	$7.04	$5.67

Total return	(1.28	)%(f)	5.78%	33.77%	13.46%	24.78%	27.31%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$251,044		$231,322	$106,475	$54,259	$36,220	$17,912
Ratio of expenses to average net assets:
Before expense reimbursements	0.77	%(g)	0.75%	0.79%	0.83%	0.88%	0.90%
After expense reimbursements	0.49	%(g)	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.50	%(g)	0.72%	0.95%	0.73%	0.27%	0.08%
After expense reimbursements	0.78	%(g)	0.98%	1.25%	1.08%	0.66%	0.50%
Portfolio turnover	3	%(f)	9%	3%	13%	24%	24%

K Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012		Year Ended August 31, 2011
Net asset value, beginning of period	$10.69		$10.18	$7.71	$6.85	$5.53		$4.37
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) (a)	0.01		0.05	0.06	0.04	0.01		—
Net gain (loss) on securities (both realized and unrealized)	(0.17)		0.48	2.48	0.84	1.31		1.16
Total from investment operations	(0.16)		0.53	2.54	0.88	1.32		1.16
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)		(0.02)	(0.07)	(0.02)	(0.00	)(b)	(0.00	)(b)
Net asset value, end of period	$10.51		$10.69	$10.18	$7.71	$6.85		$5.53

Total return	(1.47	)%(f)	5.25%	33.11%	12.95%	23.94%		26.63%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$14,363		$17,799	$12,214	$9,700	$9,473		$7,771
Ratio of expenses to average net assets:
Before expense reimbursements	1.26	%(g)	1.25%	1.29%	1.33%	1.38%		1.40%
After expense reimbursements	0.99	%(g)	0.99%	0.99%	0.99%	0.99%		0.99%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.02	)%(g)	0.22%	0.39%	0.24%	(0.28)%		(0.42)%
After expense reimbursements	0.25	%(g)	0.48%	0.69%	0.58%	0.11%		0.00%
Portfolio turnover	3	%(f)	9%	3%	13%	24%		24%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Green Alpha Fund Direct Shares	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31, 2015		Year Ended August 31, 2014	March 12, 2013(e) to August 31, 2013
Net asset value, beginning of period	$13.67		$15.90		$11.96	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	(0.02)		(0.08)		(0.08)	(0.01)
Net gain (loss) on securities (both realized and unrealized)	(0.21)		(2.15)		4.02	1.97
Total from investment operations	(0.23)		(2.23)		3.94	1.96
LESS DISTRIBUTIONS
Distributions from capital gains	—		(0.00	)(b)	—	—
Net asset value, end of period	$13.44		$13.67		$15.90	$11.96

Total return	(1.68	)%(f)	(14.02)%		32.94%	19.60	%(f)

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (000s)	$34,307		$29,596		$22,436	$4,623
Ratio of expenses to average net assets:
Before expense reimbursements	1.31	%(g)	1.34%		1.54%	5.16	%(g)
After expense reimbursements	1.31	%(g)	1.34%		1.31%	1.24	%(g)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.35	)%(g)	(0.53)%		(0.78)%	(4.11	)%(g)
After expense reimbursements	(0.35	)%(g)	(0.53)%		(0.55)%	(0.19	)%(g)
Portfolio turnover	8	%(f)	22%		5%	12	%(f)

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(e)	Commencement of operations.
(f)	Not annualized.
(g)	Annualized.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements (Unaudited)	February 29, 2016

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund seeks as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Shelton Core Value Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy by investing in common stocks of companies believed to be leaders in managing environmental risks and opportunities. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

The Shelton Funds began offering additional classes of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share.

Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to its Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. Capital loss carry forwards, as of August 31, 2015, available to offset future capital gains, if any, are as follows:

Expiring	California Tax-Free Income Fund	U.S. Government Securities Fund	United States Treasury Trust Fund	Shelton Core Value Fund	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
2016	$—	$16,034	$—	$—	$9,647	$—	$—
2017	—	109,369	—	—	—	385,356	—
2018	—	141,867	—	—	124,746	596,390	—
2019	—	245,271	—	1,819,943	205,587	—	—
Long Term with No Expiration	70,054	—	—	—	956,025	—	—
Short Term with No Expiration	—	—	2,434	—	730	—	580,767
Total	$70,054	$512,541	$2,434	$1,819,943	$1,296,735	$981,746	$580,767

$6,268 of capital loss carry forwards expired at August 31, 2015 for European Growth & Income Fund.

Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2015, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital, undistributed net investment income/loss and accumulated realized gain/loss as follows:

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 29, 2016

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
California Tax-Free Income Fund	$—	$(60,413)	$60,413
U.S. Government Securities Fund	—	9,153	(9,153)
Short-Term U.S. Government Bond Fund	(15,521)	15,699	(178)
European Growth & Income Fund	(6,268)	(1,557)	7,825
Shelton Green Alpha Fund	(139,133)	139,032	101

(d) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The Fund intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(e) Concentration – The California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(f) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

(g) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(h) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(i) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at February 29, 2016 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (c)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities (d)
California Tax-Free Income Fund	$—	$87,191,141	$—	$87,191,141	$—
U.S. Government Securities Fund	—	22,961,152	—	22,961,152	—
Short-Term U.S. Government Bond Fund	—	7,239,267	—	7,239,267	—
The United States Treasury Trust Fund	—	72,774,784	—	72,774,784	—
S&P 500 Index Fund	127,048,940	798,919	1,857	127,849,716	(9,900)
S&P MidCap Index Fund	127,177,536	199,730	—	127,377,266	(3,338)
S&P SmallCap Index Fund	46,973,700	599,189	—	47,572,889	(3,800)
Shelton Core Value Fund	164,195,100	—	1,700,000	165,895,100	—
European Growth & Income Fund	8,438,950	—	—	8,438,950	—
Nasdaq-100 Index Fund	254,409,786	2,396,757	—	256,806,543	(72,383)
Shelton Green Alpha Fund	31,140,469	—	—	31,140,469	—
Total	$759,384,481	$194,160,939	$1,701,857	$955,247,277	$(89,421)

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 29, 2016

(a)

It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 as of February 29, 2016.

(b)

All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

Level 3 Securities	S&P 500 Index Fund	Shelton Core Value Fund
Beginning Balance	$1,857	$1,700,000
Net Purchases	—	—
Net Sales	—	—
Total Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	—
Accrued Interest	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$1,857	$1,700,000

	Fair Value as of 2/29/2016	Valuation Techniques	Unobservable Input(a)	Input Values	Impact to valuation from an increase to input(b)
Preferred Convertible Stock	$1,700,000	Expected Recovery	Discount	15%	An increase in the variable input would decrease the valuation

(a)

Quantitative and qualitative factors affect the unobservable input. These factors include the yield of the preferred stock relative to the five-year U.S. Treasury yields, high-yield five-year credit spreads, the trading range and trading volume of the common stock and the value of the convertible option.

(b)	A meaningful change in the input value would cause the Pricing Committee to re-convene and evaluate the price valuation.

(j) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, Shelton Green Alpha Fund and European Growth & Income Fund can use Futures contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances the Funds may follow a number of investment policies to achieve its objective. The Funds may invest in futures. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At February 29, 2016, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund was 15, 4, 10 and 129, respectively. The Shelton Core Value Fund, European Growth & Income Fund and Shelton Green Alpha Fund held no futures contracts at February 29, 2016. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the period ended February 29, 2016:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable
S&P 500 Index Fund – Equity contracts	$9,900
S&P MidCap Index Fund – Equity contracts	$3,338
S&P SmallCap Index Fund – Equity contracts	$3,800
Nasdaq-100 Index Fund – Equity contracts	$72,383

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 29, 2016

The effect of derivative instruments on the Statements of Operations for the period ended February 29, 2016:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund – Equity contracts	$(116,005)	$55,238
S&P MidCap Index Fund – Equity contracts	$(391,284)	$278,720
S&P SmallCap Index Fund – Equity contracts	$(218,156)	$87,709
Nasdaq-100 Index Fund – Equity contracts	$(883,864)	$33,556

The previously disclosed derivative instruments outstanding as of February 29, 2016, and their effect on the Statement of Operations for the period ending February 29, 2016, serve as indicators of the volume of financial derivative activity for the Funds. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund – Equity contracts	$1,236,730
S&P MidCap Index Fund – Equity contracts	$1,243,162
S&P SmallCap Index Fund – Equity contracts	$1,346,117
Nasdaq-100 Index Fund – Equity contracts	$6,300,226

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and administrative services pursuant to investment management and administration servicing agreements.

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
Short-Term U.S. Government Bond Fund	0.50%	0.50%	0.45%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Core Value Fund	0.50%	0.50%	0.45%	0.40%
European Growth & Income Fund	0.85%	0.85%	0.85%	0.85%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)	The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2017, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the period ended February 29, 2016 are as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	12,728	0.74%	1.24%	1/2/17
Short-Term U.S. Government Bond Fund	13,435	0.59%	1.09%	1/2/17
The United States Treasury Trust(a)	215,180	0.14%	0.14%	1/2/17
S&P 500 Index Fund	78,094	0.36%	0.86%	1/2/17
S&P MidCap Index Fund	33,830	0.58%	1.08%	1/2/17
S&P SmallCap Index Fund	15,704	0.74%	1.24%	1/2/17
European Growth & Income Fund	15,168	1.00%	1.50%	1/2/17
Nasdaq-100 Index Fund	367,251	0.49%	0.99%	1/2/17

(a)	The Advisor waived fees so as to maintain a zero or positive yield for the United States Treasury Trust.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 29, 2016

At August 31, 2015, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,097,439. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/16	Expires 8/31/17	Expires 8/31/18	Total
U.S. Government Securities Fund	$42,642	$40,772	$24,827	$108,241
Short-Term U.S. Government Bond Fund	47,533	38,985	26,812	113,330
The United States Treasury Trust	510,548	698,141	665,667	1,874,356
S&P 500 Index Fund	170,589	173,213	155,206	499,008
S&P MidCap Index Fund	88,777	84,423	62,001	235,201
S&P SmallCap Index Fund	61,085	42,358	20,187	123,630
European Growth & Income Fund	48,911	43,289	31,088	123,288
Nasdaq-100 Index Fund	183,818	258,331	517,857	960,006
Green Alpha Fund	30,829	29,550	—	60,379
Total	$1,184,732	$1,409,062	$1,503,645	$4,097,439

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed on the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Teresa Axelson has served as the Chief Compliance Officer (“CCO”) of the Trust since November 2011. Ms. Axelson is also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust is responsible for the portion of her salary allocated to her duties as the CCO of the Trust during her employment, and Shelton Capital is reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares. The Plan was amended to eliminate the Class A Shares. All A Share accounts were liquidated effective December 6, 2013.

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the period ended February 29, 2016, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b‑1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$6,507	$6,507
Short-Term U.S. Government Bond Fund	1,854	1,854
The United States Treasury Trust	—	—
S&P 500 Index Fund	9,805	9,805
S&P MidCap Index Fund	6,086	6,086
S&P SmallCap Index Fund	11,725	11,725
Shelton Core Value Fund	7,093	7,093
European Growth & Income Fund	4,910	4,910
Nasdaq-100 Index fund	21,125	21,125

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the period ended February 29, 2016 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
California Tax-Free Income Fund	$2,431,089	$1,165,000	$2,431,089	$1,165,000
U.S. Government Securities Fund	1,035,996	3,208,069	—	146,780
Short-Term U.S. Government Bond Fund	2,411,648	1,715,223	—	14,536
S&P 500 Index Fund	3,409	720,911	3,409	720,911
S&P MidCap Index Fund	755,349	8,391,591	755,349	8,391,591
S&P SmallCap Index Fund	469	821,052	469	821,052
Shelton Core Value Fund	8,366,843	23,945,150	8,366,843	23,945,150
European Growth & Income Fund	27,627	388,412	27,627	388,412
Nasdaq-100 Index Fund	21,837,411	8,325,862	21,837,411	8,325,862
Shelton Green Alpha Fund	6,985,090	2,214,574	6,985,090	2,214,574

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 29, 2016

Note 4 - TAX CHARACTER

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund.

		Return of Capital	Ordinary Income	Long-Term Capital Gains (a)	Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2015	$—	$27,789	$400,216	$2,203,300	$2,631,305
	2014	—	8,255	—	2,890,723	2,898,978
U.S. Government Securities Fund	2015	—	339,710	—	—	339,710
	2014	—	512,838	—	—	512,838
Short-Term U.S. Government Bond Fund	2015	—	—	2,314	—	2,314
	2014	—	—	—	—	—
The United States Treasury Trust	2015	—	—	—	—	—
	2014	—	—	—	—	—
S&P 500 Index Fund	2015	—	2,575,227	260,414	—	2,835,641
	2014	—	2,755,759	1,097,548	—	3,853,307
S&P Mid Cap Index Fund	2015	—	1,781,040	11,622,126	—	13,403,166
	2014	—	1,555,688	6,620,931	—	8,176,619
S&P Small Cap Index Fund	2015	—	455,642	3,613,614	—	4,069,256
	2014	—	571,945	2,820,685	—	3,392,630
Shelton Core Value Fund	2015	—	3,470,591	—	—	3,470,591
	2014	—	3,235,814	—	—	3,235,814
European Growth & Income Fund	2015	—	264,097	—	—	264,097
	2014	—	303,606	—	—	303,606
Nasdaq-100 Index Fund	2015	—	1,245,482	—	—	1,245,482
	2014	—	980,370	—	—	980,370
Green Alpha Fund	2015	—	—	783	—	783
	2014	—	—	—	—	—

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2015.

The tax character of distributable earnings at August 31, 2015 was as follows:

	Undistributed Ordinary Income		Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses (b)		Total Distributable Earnings
California Tax-Free Income Fund	$95,625	(a)	$—	$(70,054)	$4,528,797	$—		$4,554,368
U.S. Government Securities Fund	56,479		—	(512,540)	640,756	—		184,695
Short-Term U.S. Government Bond Fund	—		91	—	12,792	(2,311	)(c)	10,572
The United States Treasury Trust	—		—	(2,434)	—	—		(2,434)
S&P 500 Index Fund	772,376		2,988,700	—	66,706,675	—		70,467,751
S&P Mid Cap Index Fund	17,182		22,195,653	—	53,945,304	—		76,158,139
S&P Small Cap Index Fund	92,416		4,761,413	—	12,477,280	—		17,331,109
Shelton Core Value Fund	1,174,747		—	(1,819,943)	80,472,734	—		79,827,538
European Growth & Income Fund	28,789		—	(1,296,735)	1,547,259	(115,541)		163,772
Nasdaq-100 Index Fund	886,175		—	(981,746)	44,715,835	—		44,620,264
Green Alpha Fund	—		—	(580,767)	(923,373)	—		(1,504,140)

(a)	Tax exempt income is $95,625.
(b)	Under the current tax law, capital losses realized after October 31 and prior to the Funds’ fiscal year end may be deferred as occurring on the first day of the following fiscal year.
(c)

The Short-Term U.S. Government Bond Fund incurred a late year loss (net investment losses after December 31) in 2015 in the amount of $2,311, which was deferred until the first day of the fiscal year ended August 31, 2016.

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the realization for tax purposes of unrealized gains on future contracts, wash sales, the treatment of accretion of discounts, and other deferrals.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 29, 2016

Note 5 - OFFSETTING OF FINANCIAL INSTRUMENTS AND DERIVATIVE ASSETS AND LIABILITIES

The following is a summary of financial and derivative instruments and collateral received and pledged in connection with such arrangements

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/ Received	Net Amount
S&P 500	Assets
Index Fund:	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$9,900	$—	$9,900	$—	$9,900	$—
		9,900	—	9,900	—	9,900	—

S&P MidCap	Assets
Index Fund:	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$3,338	$—	$3,338	$—	$3,338	$—
		3,338	—	3,338	—	3,338	—

S&P SmallCap	Assets
Index Fund:	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$3,800	$—	$3,800	$—	$3,800	$—
		3,800	—	3,800	—	3,800	—

Nasdaq-100	Assets
Index Fund:	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$72,383	$—	$72,383	$—	$72,383	$—
		72,383	—	72,383	—	72,383	—

Note 6 - SUBSEQUENT EVENTS

In preparing the financial statements as of February 29, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements, and has determined that there were no subsequent events requiring recognition or disclosure.

Fund Holdings (Unaudited)

The Fund holdings shown in this report are as of February 29, 2016. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC- 0330. The information filed in the form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2015, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chairman and Trustee	Since August, 1998 Since July, 2011
Kevin T. Kogler	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Trustee	Since May, 2006
Marco L. Quazzo	1050 17th Street, Suite 1710 Denver, CO 80265	1962	Trustee	Since August, 2014
Stephen H. Sutro	1050 17th Street, Suite 1710 Denver, CO 80265	1969	Trustee	Since May, 2006
William P. Mock	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Treasurer	Since February, 2010
Teresa E. Axelson	1050 17th Street, Suite 1710 Denver, CO 80265	1947	Chief Compliance Officer, Secretary	Since November, 2011 Since November, 2012

Each Trustee oversees the Trust’s eleven Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & CEO, MicroBiz LLC, 2012 to present; President, CAM Commerce Solutions LLC, 2010 to 2012; Principal, Robertson Piper Software Group, 2006 to 2012.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller (law firm), March, 2015 to present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to present.
Stephen H. Sutro	Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Teresa E. Axelson

Chief Compliance Officer, Shelton Capital Management, 2011 to present; Secretary, 2012 to present; Vice President-Secretary, Chief Compliance Officer, Securities Management and Research, Inc., SM&R Investments, Inc. and American National Investment Inc. 1968-2010.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Board Approval of the Advisory Agreement and Sub-Advisory Agreement (Unaudited)

The 1940 Act requires that the full Board and a majority of the Independent Trustees annually approve the continuation of the Investment Advisory Agreement dated January 1, 2007, between the Shelton Funds and CCM Partners D/B/A Shelton Capital Management (“SCM”) (the “Investment Advisory Agreement”), with respect to each Fund, and the Discretionary Sub-Advisory Agreement dated March 8, 2013, between CCM Partners D/B/A Shelton Capital Management and Green Alpha Advisors, LLC (“Green Alpha”) (the “Sub-Advisory Agreement”) with respect to the Shelton Green Alpha Fund. At a meeting held in-person on February 4, 2016, the Board, including a majority of the Independent Trustees, on behalf of the Trusts’ California Tax-Free Income Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust and Shelton Green Alpha Fund (each a “Fund”), considered and approved the continuation of the Investment Advisory Agreement with respect to each Fund, and the Sub-Advisory Agreement with respect to the Shelton Green Alpha Fund, each for an additional one-year period ending March 31, 2017.

Prior to the meeting, the Independent Trustees requested information from SCM and Green Alpha. This information, together with other information provided by SCM and Green Alpha, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by SCM and Green Alpha, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by SCM and Green Alpha. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding SCM (the principal business activity of which is managing the Funds and separately managed accounts), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board met with and questioned SCM and Green Alpha representatives in person, and thereafter conducted a private session to discuss the renewal of the Investment Advisory Agreement and Sub-Advisory Agreement with independent legal counsel at which representatives of neither SCM nor Green Alpha were present. In deciding to approve the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

The Board considered the depth and quality of SCM’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered SCM’s continuing need to attract and retain qualified personnel and, noting SCM’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

The Board also considered the depth and quality of Green Alpha’s investment management process and the experience, capability and integrity of its senior management, noting that the two key principals of Green Alpha have extensive experience with portfolio management of mutual funds as well as with the operations and oversight of products in the mutual fund environment. The Board also noted the fact that Green Alpha is not yet profitable and does not currently provide sub-advisory services for any other investment company clients. The Board also reviewed Green Alpha’s willingness to invest in personnel and infrastructure designed to benefit the Shelton Green Alpha Fund, as well as Green Alpha’s overall compliance environment.

The Board considered, in connection with the performance of its investment management services to the Funds, the following: each of SCM’s and Green Alpha’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by SCM to the Funds under the Restated Fund Administration Servicing Agreements.

The Board concluded that each of SCM and Green Alpha had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement and Sub-Advisory Agreement, respectively, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each Fund on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for each Fund, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that the Fund performance is expected to mirror the applicable benchmarks as closely as possible, given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size, and similar factors. Among the factors considered in this regard, were the following:

●

For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the first quartile over the 5-year and 10-year periods, and the second quartile over the 1-year and 3-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

●

For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year period and the second quartile over the 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

●	For the Shelton Core Value Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year, 3-year, 5-year and 10-year periods.

●

For the S&P SmallCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

●

For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

●	For the European Growth & Income Fund, it was noted that the performance of the Fund was in the fourth quartile over the 1-year, 3-year, 5-year and 10-year periods.

●

For the Shelton Green Alpha Fund, it was noted that the performance of the Fund was in the second quartile over the 1-year period. The Board also noted that the Fund is new, with limited performance history.

Board Approval of the Advisory Agreement and Sub-Advisory Agreement (Unaudited) (Continued)

●	For the United States Treasury Trust, it was noted that the performance of the Fund was in the fourth quartile over the 1-year, 3-year, 5-year and 10-year periods.

●	For the Short-Term U.S. Govt. Bond Fund, it was noted that the performance of the Fund was in the third quartile over the 3-year period and fourth quartile over the 1-year, 5-year and 10-year periods.

●

For the U.S. Government Securities Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year and 5-year periods and the second quartile over the 5-year and 10-year periods.

●

For the California Tax-Free Income Fund, it was noted that, in the California Municipal Intermediate Morningstar category, the Fund was in the third quartile over the 3-year, 5-year and 10-year periods, and the fourth quartile over the 1-year period.

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and SCM and Green Alpha, as applicable, articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s performance record in managing each Fund, and Green Alpha’s performance record in managing the Shelton Green Alpha Fund, was satisfactory, and in some cases excellent, supporting the determination that SCM’s and Green Alpha’s continued management under the Investment Advisory Agreement, and Sub-Advisory Agreement, respectively, would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg. While the Board recognized that comparisons between the Funds and peer group funds may be imprecise, given the different service levels and characteristics of mutual funds and the different business models and cost structures of their investment advisors, the comparative information assisted the Board in evaluating the reasonableness of the Funds’ management and, as applicable, sub-advisory fees and total operating expenses. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net operating expenses charged to each Fund, after taking into account these expense limitations and voluntary waivers, were lower (often by 10 basis points or more) than the industry averages for comparable funds. The Board also observed that the gross management fees for many of the Funds were below the industry average for other comparable funds. The Board also noted the voluntary advisory fee limitation that SCM had put into effect during 2005 with respect to most of the Shelton Funds. The Trustees noted the Funds are now paying for administrative services that were previously provided to the Funds by SCM at its own expense under the Fund Administration Servicing Agreements that took effect during February of 2005.

With respect to the Green Alpha Fund, the Board reviewed the management fees and anticipated total operating expenses of the Fund, noting that the fees under the Sub-Advisory Agreement would be paid by SCM out of its investment advisory fees. The Board noted that the total net management fees expected to be charged to the Fund were somewhat higher than those charged by many other funds, but also noted that the Fund had a limited peer group. As such, the Board did not view comparisons to the fees and expenses of other funds to be particularly probative. The Board considered representations from SCM and Green Alpha that Green Alpha’s fees were negotiated at arm’s length. In particular, SCM and Green Alpha noted that they shared platform fees for Fund distribution, and each stated that the sub-advisory fee was reasonable, given the nature, extent and quality of the services assumed by each entity.

Based on these considerations, the Board concluded that the Funds’ fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s and Green Alpha’s costs of providing services to the Funds, as well as the resulting level of profits to SCM and Green Alpha. The Independent Trustees received financial and other information from SCM and Green Alpha. In addition, the Trustees considered a representation from SCM that its profits were not excessive and that SCM’s profitability was low by industry standards, as well as information indicating that Green Alpha was operating at a loss. The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s and Green Alpha’s profitability, in order to ensure that each of SCM and Green Alpha has sufficient resources to continue to provide the services that shareholders in the Funds require. The Board considered SCM’s and Green Alpha’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the applicable Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by SCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, SCM has imposed a voluntary fee limitation. Such voluntary contractual fee limitations may only be terminated with the approval of the Board of Trustees of the Funds. The Board also considered that neither SCM nor Green Alpha receives substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions – SCM and Green Alpha currently do not utilize soft-dollar arrangements or enjoy the benefit of such arrangements). On the basis of the foregoing, together with the other information provided to it at the February 4, 2016 meeting and throughout the year, the Board concluded that each Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that each of the Investment Advisory Agreements and the Sub-Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM and Green Alpha by the Funds, and that the renewal of each of the Investment Advisory Agreements and the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

1050 17th St, Ste 1710

Denver, CO 80265

ITEM 2.	CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: April 28, 2016

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: April 28, 2016